SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-43758)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 14            [X]
and
REGISTRATION STATEMENT (No. 811-6453)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.         [  ]
Fidelity Court Street Trust II
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (x) on January 22, 1997 pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (  ) on (             ) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before January 29, 1997.
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Fund at a Glance; Who May Want
                                              to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Fund at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principals and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page:  The Fund at a Glance; Doing
                                              Business with Fidelity

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   *


      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page; Charter

      f      ..............................   Expenses

      g      i.............................   Charter
             .                                *
             ii



5A           ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    *

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Descrption of the Trust

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   *

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a i     ............................   FMR, Portfolio Transactions

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contract

         b       ............................   Management Contract

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plan

         g       ............................   *

         h       ............................   Description of the Trust

         i       ............................   Contracts with FMR Affiliates

17       a       ............................   Portfolio Transactions

         b       ............................   *

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trust

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22       a, b    ............................   Performance

23               ............................   Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of
the Statement of Additional    Information     (SAI) dated January 22,
1997. The SAI has been filed with the Securities and    Exchange Commission
(SEC) and is available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov).     The SAI is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
   THE FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER AND THEREFORE MAY BE RISKIER THAN OTHER TYPES OF MONEY MARKET FUNDS.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
   CTM-pro-0197

FIDELITY
CONNECTICUT
MUNICIPAL
MONEY MARKET
FUND
(fund number 418, trading symbol FCMXX)
Connecticut Municipal Money Market seeks a high level of current income
free from federal income tax and Connecticut personal income    tax    . It
seeks to maintain a stable $1.00 share price by investing in high-quality, short-term municipal money market securities.
PROSPECTUS
   JANUARY 22, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109


CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           EXPENSES The fund's yearly
                           operating expenses.

                           FINANCIAL HIGHLIGHTS A summary
                           of the fund's financial data.

                           PERFORMANCE How the fund has
                           done over time.

THE FUND IN DETAIL         CHARTER How the fund is
                           organized.

                           INVESTMENT PRINCIPLES AND RISKS
                           The fund's overall approach to
                           investing.

                           BREAKDOWN OF EXPENSES How
                           operating costs are calculated and
                           what they include.

YOUR ACCOUNT               DOING BUSINESS WITH FIDELITY

                           TYPES OF ACCOUNTS Different
                           ways to set up your account.

                           HOW TO BUY SHARES Opening an
                           account and making additional
                           investments.

                           HOW TO SELL SHARES Taking money
                           out and closing your account.

                           INVESTOR SERVICES Services to
                           help you manage your account.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES           AND TAXES

                           TRANSACTION DETAILS Share price
                           calculations and the timing of
                           purchases and redemptions.

                           EXCHANGE RESTRICTIONS

KEY FACTS


THE FUND AT A GLANCE
GOAL: High current tax-free income for Connecticut residents while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in high-quality, short-term municipal money market securities whose interest is free from federal income tax and Connecticut personal income tax.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now
America's largest mutual fund manager. FMR Texas Inc.    (FMR Texas),     a
subsidiary of FMR, chooses investments for the fund.
SIZE: As of November 30, 1996,    the fund had over $339 million in
assets.
WHO MAY WANT TO INVEST
The fund may be appropriate for investors in higher tax brackets who would like to earn federal and Connecticut tax-exempt income at current municipal money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments. The fund offers free checkwriting to give you easy access to your money.
THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking
to maximize return must
assume greater risk.
Connecticut Municipal Money
Market is in the MONEY
MARKET category.
(right arrow) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(solid bullet) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly
in stocks.
(checkmark)

EXPENSES
   SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases      None
and reinvested distributions

Deferred sales charge on redemptions   None

Exchange fee                           None

Annual account maintenance fee         $12.0
(for accounts under $2,500)            0

ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page ).
   The following figures are based on historical expenses and are calculated as a percentage of average net assets. The fund has entered into arrangements with its transfer agent whereby interest earned on uninvested cash balances is used to reduce transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .58%
Management fee                     .40    %

12b-1 fee                       None

Other expenses                     .19    %

Total fund operating expenses      .59    %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
After 1 year     $    6

After 3 years    $    19

After 5 years    $    33

After 10 years   $    74

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.







UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
FINANCIAL HIGHLIGHTS
The table that follows is included in the fund's Annual Report and has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the fund's SAI.
   SELECTED PER-SHARE DATA



    Fiscal years ended  1996        1995        1994        1993        1992        1991        1990        1989B
 November 30

 Net asset value,       $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 beginning
 of period

 Income from            .029        .032        .022        .019        .027        .044        .056        .016
 Investment
 Operations
  Net interest income

 Less Distributions     (.029)      (.032)      (.022)      (.019)      (.027)      (.044)      (.056)      (.016)
  From net interest
 income

 Net asset value, end   $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 of period

 Total returnC          2.98%       3.29%       2.19%       1.87%       2.74%       4.54%       5.77%       1.60%

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of     $ 339,4    $ 321,8      $ 300,8     $ 288,5     $ 331,9     $ 418,3     $ 376,0     $ 80,80
 period                 87         70           85          66          09          37          31          8
 (000 omitted)

 Ratio of expenses to   .59%        .61%        .60%        .61%        .43%D       .07%D       .23%D       .00%D
 average
 net assets

 Ratio of expenses to   .58%E       .61%        .60%        .61%        .43%        .07%        .23%        .00%
 average net assets
 after expense
 reductions

 Ratio of net interest  2.93%       3.24%       2.16%       1.87%       2.76%       4.45%       5.59%       6.35%
 income to average                                                                                             A
 net assets


       A    ANNUALIZED
    B    FROM AUGUST 29,1989 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30,
1989.
    C    TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
    D    FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    E    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUNDS EXPENSES.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results.
The fund's fiscal year runs from December 1 through November 30. The tables below show the fund's performance over past fiscal years compared to a measure of inflation.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended   Pas   Past    Life
November 30            t 1   5       of
                       yea   year    fund
                       r     s       A

CT Muni Money                     2.98           2.61           3.43
                                     %              %              %

   Consumer Price Index           3.26           2.85          n/a
                                 %              %

CUMULATIVE TOTAL RETURNS
Fiscal periods ended   Pas   Past    Life
November 30            t 1   5       of
                       yea   year    fund
                       r     s       A

   CT Muni Money                  2.98           13.76           27.80
                                     %              %               %

   Consumer Price Index           3.26           15.09          n/a
                                 %              %

A FROM AUGUST 29, 1989 (COMMENCEMENT OF OPERATIONS)
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
UNDERSTANDING
PERFORMANCE
SEVEN-DAY YIELD illustrates
the income earned by a
money market fund over a
recent seven-day period. TOTAL
RETURN reflects both the
reinvestment of income and
the change in a fund's share
price. Since money market
funds maintain a stable $1.00
share price, current seven-day
yields are the most common
illustration of money market
fund performance.
(checkmark)

THE FUND IN DETAIL


CHARTER
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a non-diversified fund of Fidelity Court Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas, located in Irving, Texas, has primary responsibility for providing investment management services.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's
funds and services. Fidelity Service Co   mpany, Inc    . (FSC) performs
transfer agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds in
the world.
(solid bullet) Number of Fidelity mutual
funds: over    225
(solid bullet) Assets in Fidelity mutual
funds: over $   435     billion
(solid bullet) Number of shareholder
accounts: over    29     million
(solid bullet) Number of investment
analysts and portfolio
managers: over    215
(checkmark)
UMB Bank, n.a., is the fund's transfer agent, although it employs FSC to perform these functions for the fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
   A broker-dealer may use a portion of the commissions paid by the fund to
reduce the fund's custodian or transfer agent fees.     FMR may use its
broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
   THE FUND'S INVESTMENT APPROACH
The fund seeks to earn a high level of current income that is free from
federal income tax and the Connecticut    personal     income tax while
maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests so that at least 80% of the fund's income distributions is free from federal income tax.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on
the quality   ,     maturity,    and diversification     of its
investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the
value of your investment) to change.    In addition, since the fund
concentrates its investments in Connecticut municipal securities, an investment in the fund may be riskier than an investment in other types of money market funds.
The fund's performance is affected by the economic and political conditions within the state of Connecticut. The state's economy is sensitive to some industry trends, such as the level of defense spending. For the last several years, Connecticut has been in a recession and until recently its budget has experienced deficits for several consecutive years.
The fund earns income at current municipal money market rates. It stresses preservation of capital, liquidity, and tax-free income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
If you are subject to the federal alternative minimum tax, you should note that the fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.
FMR normally invests the fund's assets according to its investment strategy. The fund does not expect to invest in federally taxable obligations, but may invest a portion of its assets in state taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its
goal.    Fund     holdings and recent investment strategies are    detailed
in the fund's financial reports,     which are sent to shareholders twice a
year. For a free SAI or financial report, call 1-800-544-8888.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result. MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. The fund may own a municipal security directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT.    Issuers may employ various forms of credit
and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose the fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price. In addition, in the case of foreign providers of credit or liquidity support, extensive public information about the provider may not be available, and unfavorable political, economic, or governmental developments could affect its ability to honor its commitment.
STATE MUNICIPAL SECURITIES i   nclude     municipal obligations issued by
the state of Connecticut or its municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state    municipal     securities include obligations of the U.S.
territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer
or    another party    . In exchange for this benefit, the fund may accept
a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
       CASH MANAGEMENT.    The fund may invest in money market securities
and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities
of a similar type.    A fund that is not diversified may be more sensitive
to changes in the market value of a single issuer or industry.
RESTRICTIONS: The fund is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities. The fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with preservation of capital.
Under normal conditions, at least 80% of the fund's income distributions will be exempt from federal income tax and at least 65% of the fund's total assets will be invested in state tax-free obligations.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES, which
are explained    below    .
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .37%, and it drops as total assets under management increase.
   For November 1996, the group fee rate was .1429%. The individual fund
fee rate is     .25%.    The total management fee rate for the fiscal year
ended November 30, 1996 was .40%    .
UNDERSTANDING THE
MANAGEMENT FEE
The management fee FMR
receives is designed to be
responsive to changes in
FMR's total assets under
management. Building this
variable into the fee
calculation assures
shareholders that they will
pay a lower rate as FMR's
assets under management
increase.
(checkmark)
FMR HAS A SUB-ADVISORY AGREEMENT with FMR Texas, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for
these services. FMR paid FMR    Texas .20% of the fund's average net assets
for the fiscal year ended November 30, 1996.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FSC performs many transaction and accounting functions. These services include processing shareholder transactions, valuing the fund's
investments, and handling securities loans. In the    fiscal year ended
November 30, 1996, FSC received fees equal to .18% of the fund's average net assets.
The fund also pays other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a Distribution and Service Plan. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the fund does not pay FMR any separate fees for this service.
   YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in the fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in the fund through a brokerage account. You can choose the fund as your core account for your Fidelity Ultra Service Account(registered trademark) or FidelityPlusSM brokerage account.
   You may purchase or sell shares of the fund through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or
an i    n   vestment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called net asset value (NAV), is calculated every business day. The fund is managed to keep its share price stable at $1.00. The fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE $   2    ,000
   * FOR MORE INFORMATION ABOUT REGULAR INVESTMENT
PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.

                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to "Fidelity
                      check payable to                              Connecticut Municipal
                      "Fidelity Connecticut                         Money Market Fund."
                      Municipal Money                               Indicate your fund
                      Market Fund." Mail to                         account number on
                      the address indicated                         your check and mail to
                      on the application.                           the address printed on
                                                                    your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify "Fidelity
                      Bank Routing                                    Connecticut Municipal
                      #021001033,                                     Money Market Fund."
                      Account #00163053.                              and include your
                      Specify "Fidelity                               account number and
                      Connecticut Municipal                           your name.
                      Money Market Fund."
                      and include your new
                      account number
                      and your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES THROUGH YOUR FIDELITY ULTRA SERVICE OR FIDELITYPLUS ACCOUNT, call 1-800-544-6262 to receive a handbook with instructions.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$   2    ,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received    and
                                                                          accepted     by Fidelity before 4
                                                                       p.m. Eastern time for money
                                                                       to be wired on the next
                                                                       business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $500.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers services that let you transfer money into your fund account, or between fund accounts, automatically.
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly or quarterly

SETTING UP   Complete the
             appropriate section
             on the fund
             application. For
             existing accounts,
             call 1-800-544-6666
             for an application.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND
MINIMUM      $100

FREQUENCY    Every pay period

SETTING UP   Check the
             appropriate box on
             the fund application,
             or call
             1-800-544-6666 for
             an authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly, bimonthly,
             quarterly, or annually

SETTING UP   To establish, call
             1-800-544-6666 after
             both accounts are
             opened.

   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. The fund offers three options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
3. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the fund's tax implications. UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
The fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. The fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
To the extent the fund's income dividends are derived from state tax-free securities, they will be free from the Connecticut income tax on individuals, trusts, and estates. Long-term capital gain distributions, to the extent derived from Connecticut obligations, would also be free from this tax. Additionally, income dividends derived from state tax-free securities and long-term capital gain distributions derived from Connecticut obligations would not be subject to the net Connecticut minimum tax.
During the    fiscal year ended November 1996    ,    100    % of the
fund's income dividends was free from federal income tax, and    90.4    %
was free from Connecticut    income     tax   . 34.11    % of the fund's
income dividends was subject to the federal alternative minimum tax. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the fund or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
Th   is     fee will not be deducted from    Fidelity brokerage accounts,
    retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity
exceed $   3    0,000. Eligibility for the $   3    0,000 waiver is
determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2    ,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
This prospectus is printed on recycled paper using soy-based inks.
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY COURT STREET TRUST II
STATEMENT OF ADDITIONAL INFORMATION
   JANUARY 22, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the fund's current Prospectus (dated
January 22, 1997).    Please     retain this document for future reference.
The fund's financial state   ments     and financial highlights, included
in the Annual Report for the fiscal year ended November 30,    1996,
are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Special Considerations Affecting Connecticut

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc.    (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)
   Fidelity Servi    ce Company, Inc. (FSC)
   CTM-ptb-0197
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings, provided that Fidelity Court Street Trust II may issue additional series of shares in accordance with the Trust Instrument;
(2) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(3) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in total assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if, as a result, more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (6) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the fund does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should the fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the Connecticut legislature that would affect the state tax treatment of the fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objective and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
FMR may determine some restricted securities and municipal lease obligations to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but it currently intends to participate in this program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and the fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the fund anticipates holding restricted securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
       SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    FMR may rely on its
evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL CONSIDERATIONS AFFECTING CONNECTICUT
   The following only highlights some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of Connecticut, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
Manufacturing has historically been Connecticut's single most important economic activity. The State's manufacturing industry is diversified, but from 1970 to 1995 manufacturing employment declined 35.5%. During this period, employment in other non-agricultural establishments (including government) increased 69.7%, particularly in the service, trade, and finance categories. In 1995, manufacturing accounted for only 17.9% of total nonagricultural employment in Connecticut. Defense-related business plays an important role in the Connecticut economy, and economic activity has been affected by the volume of defense contracts awarded to Connecticut firms. On a per capita basis, defense awards in Connecticut have traditionally been among the highest in the nation, but reductions in defense spending have had a substantial adverse impact on Connecticut's economy, and the state's largest defense contractors have announced substantial labor force reductions to occur over the next four years.
The average unemployment rate (seasonally adjusted) in Connecticut increased from a low of 3.0% in 1988 to 7.5% in 1992 and, after a number of important changes in the method of calculation, was reported to be 5.5% in 1995. Pockets of more significant unemployment and poverty exist in some of Connecticut's cities and towns, the economic conditions of which are causing them severe financial problems, resulting in some cases in the reporting of operating and accumulated deficits. Connecticut is in a recession the depth and duration of which are uncertain.
The State recorded operating deficits in its General Fund for fiscal 1987-88, 1988-89, 1989-90, and 1990-91 of $115,600,000, $28,000,000,
$259,500,000, and $809,000,000, respectively. In the fall of 1991, the
State issued $965,712,000 of Economic Recovery Notes to help fund its accumulated General Fund deficit. Largely as a result of the enactment in 1991 of a general income tax on resident and non-resident individuals, trusts, and estates the State's General Fund ended fiscal 1991-92, 1992-93, 1993-94, 1994-95, and 1995-96 with operating surpluses of $110,200,000,
$113,500,000, $19,700,000, $80,500,000, and $250,000,000, respectively.
The General Fund is the main operating fund of the state. The three major revenue taxes for the General Fund are the personal income tax, the sales and use taxes and the corporation business tax, all of which are sensitive to changes in the level of economic activity in the state. In recent years, the personal income tax enacted in 1991 has superseded the other two as the largest revenue source for the state's General Fund. Proposals to phase-out the personal income tax surfaced in the 1994 general election and such proposals, if enacted, could significantly impact the financial condition of the state. Motor fuel taxes and other transportation-related taxes are paid into a Special Transportation Fund while all other tax revenues are carried in the General Fund.
The repair and maintenance of the State's highways and bridges will require major expenditures in the near term. The State has adopted legislation that provides for, among other things, the issuance of special tax obligation bonds, the proceeds of which will be used to pay for improvements to the State's transportation system. The bonds are payable solely from motor vehicle and other transportation-related taxes and fees deposited in the Special Transportation Fund. However, the amount of revenues is dependent on the occurrence of future events, including a possible rise in fuel prices, and may thus differ materially from projected amounts. The cost of this infrastructure program, to be met from federal, State and local funds, is currently estimated at $11.2 billion. The State expects to issue $4.2 billion of special tax obligation bonds over a fifteen-year period commenced July 1, 1984 to finance a major portion of the State's share of such cost.
The State's budget problems led to ratings of its general obligation bonds being lowered early in 1990, from Aa1 to Aa by Moody's Investors Service, Inc., and from AA+ to AA by Standard & Poor's Corporation. Because of concern over Connecticut's lack of a plan to deal with accumulated projected deficits in its General Fund, on September 13, 1991, Standard & Poor's further lowered its ratings of the State's general obligation bonds and certain other obligations that depend in part on the creditworthiness of the State to AA-. On March 17, 1995, Fitch reduced its ratings of the State's general obligation bonds from AA+ to AA. State and regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.
SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
   The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase. Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year,
(i) 80% or more of its gross income from sources within Puerto Rico, and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the
Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the funds by FMR pursuant to authority contained in the fund's management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For the fiscal years ended November 1996, 1995, and 1994, the fund paid no brokerage commissions.
During the fiscal year ended November 1996, the fund paid no fees to brokerage firms that provided research services.
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
   FSC normally determines the fund's net asset value per share (NAV) at 4:00 p.m. Eastern time. The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by
the result of one minus a stated combined federal and state    income
    tax rate. If only a portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state income tax laws for    1997    .
The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 8%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking
into account federal and state taxes for    1997.
1997 TAX RATES


Taxable Income*                                                               Federal         State              Combined
                                                                              Marginal Rate   Marginal Rate      Federal and
                                                                                                                 State Effective
                                                                                                                 Rate**

Single Return                   Joint Return

                                   $ 0             -        $ 41,200              15.0%         2.925%                 17.49%

   $ 0 -        $ 24,650                                                          15.0%         3.825%                 18.25%

                                    41,201         -         99,600               28.0%         4.140%                 30.98%

 24,651 -        59,750                                                           28.0%         4.5%                   31.24%

 59,751    - 124,650                99,601         -         151,750              31.0%         4.5%                   34.11%

 124,651    - 271,050               151,751        -         271,050              36.0%         4.5%                   38.88%

 271,051                  +         271,051                             +         39.6%         4.5%                   42.32%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

If your effective combined federal and state personal tax rate in
   1997     is:
                      30.98    %           31.24    %      34.11    %      38.88    %      42.32    %
To match these

tax-free yields:   Your taxable investment would have to earn the following yield

2%                     2.90%                2.91%           3.04%           3.27%           3.47%

3%                     4.35%                4.36%           4.55%           4.91%           5.20%

4%                     5.80%                5.82%           6.07%           6.54%           6.93%

5%                     7.24%                7.27%           7.59%           8.18%           8.67%

6%                     8.69%                8.73%           9.11%           9.82%          10.40%

7%                    10.14%               10.18%          10.62%          11.45%          12.14%

8%                    11.59%               11.63%          12.14%          13.09%          13.87%


The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day yields, tax-equivalent yields, and total returns for the period ended November 30, 1996.
   The tax-equivalent yield is based on a combined effective federal and
state income tax rate of 38.88% and reflects that, as of     November 30,
   1996    , an estimated 9.6% of the fund's income was subject to state taxes. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

                  Average Annual Total Returns               Cumulative Total Returns

           Seven-Day   Tax-         One           Five            Life of         One             Five             Life of
           Yield       Equivalent   Year          Years           Fund*           Year            Years            Fund*
                       Yield




CT Muni     2.97%       4.84%           2.98    %     2.61    %       3.43    %       2.98    %       13.76    %       27.80    %
Money


* From August 29, 1989 (commencement of operations).
If FMR had not reimbursed certain fund expenses during these periods, the
fund's    past five years and life of fund     total returns would have
been lower.
The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record
of the Standard & Poor's 500    Index (S&P 500),     the Dow Jones
Industrial Average (DJIA), and the cost of living, as    measured by the
Consumer Price Index (CPI),     over the same period. The CPI information
is as of the month end closest to the initial investment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total
return compared to the record of a broad    unmanaged inde    x of common
stocks and a narrower set of stocks of major industrial companies,
respectively, over the same period.    Because     the fund invests in
short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such
as the fund. The S&P 500 and DJIA    returns     are based on the prices of
unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
During the period from August 29, 1989 (commencement of operations) to
November 30,    1996,     a hypothetical $10,000 investment in Connecticut
Municipal Money Market would have grown to $   12,780    , assuming all
distributions were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
FIDELITY CONNECTICUT MUNICIPAL                           INDICES
MONEY MARKET    FUND


Year    Value of          Value of         Value of        Total             S&P 500           DJIA                 Cost of
Ended   Initial           Reinvested       Reinvested      Value                                                    Living**
        $10,000           Dividend         Capital Gain
        Investment        Distributions    Distributions







1996    $    10,000       $    2,780       $    0          $    12,780       $    26,586       $    29,429       $ 12,729

1995    $    10,000       $    2,410       $    0          $    12,410       $    20,793       $    22,415       $    12,327

1994    $    10,000       $    2,015       $    0          $    12,015       $    15,180       $    16,116       $    12,030

1993    $    10,000       $    1,758       $    0          $    11,758       $    15,023       $    15,450       $    11,701

1992    $    10,000       $    1,542       $    0          $    11,542       $    13,644       $    13,470       $    11,396

1991    $    10,000       $    1,234       $    0          $    11,234       $    11,514       $    11,454       $    11,059

1990    $    10,000       $    746         $    0          $    10,746       $    9,567        $    9,793        $    10,738

1989*   $    10,000       $    160         $    0          $    10,160       $    9,912        $    9,960        $    10,104


* From August 29, 1989 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000    in the fund
    on August 29, 1989, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   12,780    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the
period would have amounted to $   2,457 for dividends.     The fund did not
distribute any capital gains during the period.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The fund may compare its performance or the performance of securities in
which it may invest to averages published by IBC    Financial Data, Inc.
    of Ashland, Massachusetts. These averages assume reinvestment of
distributions. IBC   's     MONEY FUND    REPORT
AVERAGES(trademark)/All Tax-Free, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over 41   5     tax free money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of November 30, 1   996,     FMR advised over $   28     billion in
tax-free fund assets, $   94     billion in money market fund assets,
$   308     billion in equity fund assets, $   60     billion in
international fund assets, and $   24     billion in Spartan fund assets.
The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the fund will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that the fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   The fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the fund's policies of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of the fund's policy of investing so that at least 80% of its income distribution is free from federal income tax. The fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. The fund does not anticipate distributing long-term capital gains.
As of November 30, 199   6    , the fund had a capital loss carryforward
aggregating approximately $   11,000    . This loss carryforward, of which
$   8,100    , and $   2,900     will expire on November 30,    2002, and
2003    , respectively, is available to offset future capital gains.
CONNECTICUT TAXES.    The Connecticut income tax is imposed at the rate of
4.5% on the Connecticut taxable income of resident and non-resident individuals, trusts, and estates. Connecticut taxable income is federal adjusted gross income after certain modifications (Connecticut AGI), less a personal exemption. The amount of the personal exemption varies depending on the taxpayer's filing status and is phased out as the amount of Connecticut AGI increases. A credit is also provided depending on the taxpayer's filing status and Connecticut AGI. The personal exemption and credit, where applicable, lower the effective rate of tax below the flat 4.5% statutory rate.
Dividends paid by the fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut income tax to the extent they are derived from obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or any public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut ("Connecticut obligations"), or derived from obligations of U.S. possessions and territories the interest on which federal law prohibits the states from taxing. Exempt-interest dividends derived from other sources and any distributions by the fund that are treated as taxable "dividends" for federal income tax purposes are includable in Connecticut AGI for purposes of the Connecticut income tax. Amounts, if any, treated as capital gains or losses for federal income tax purposes, such as from capital gain dividends paid on shares of the fund or arising upon the sale, redemption, or other disposition of shares of the fund by a shareholder, are includable in Connecticut AGI for purposes of the Connecticut income tax to the same extent as they are taxable for federal income tax purposes, except that capital gain dividends are not included in Connecticut AGI to the extent derived from Connecticut obligations.
The net Connecticut minimum tax is imposed on taxpayers subject to the Connecticut income tax and required to pay the federal AMT. The net Connecticut minimum tax is based on what the taxpayer's federal AMT tax base or tax would be if computed taking certain Connecticut modifications into account. Included in these modifications is the elimination of exempt-interest dividends derived from Connecticut obligations or obligations of U.S. possessions and territories the interest on which federal law prohibits the states from taxing, and of capital gain dividends derived from Connecticut obligations.
In addition, the Connecticut corporation business tax is imposed on any corporation or association carrying on, or having the right to carry on, business in Connecticut. Distributions from any source, including those treated as federally tax-exempt dividends, are includable in gross income for purposes of the corporation business tax. However, the corporation business tax allows a deduction for 70% (100% if the shareholder owns at least 20% of the total voting power and value of the fund's shares) of amounts includable in taxable income thereunder that are treated as "dividends" and not as exempt-interest dividends or capital gain dividends for federal income tax purposes, but disallows deductions for expenses related to such amounts.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
The fund is treated as a separate entity from the other funds of Fidelity Court Street Trust II for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees   , Members of the Advisory Board,     and executive officers
of    the trust are     listed below. Except as indicated, each individual
has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Court Street Trust II prior to the fund's conversion from a series of a Massachusetts business trust served in identical capacities. All persons
named as Trustees    and Members of the Advisory Board     also serve in
similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the
1940    Act    ) is 82 Devonshire Street, Boston, Massachusetts 02109,
which is also the address of FMR. The business address of all the other
Trustees    and Members of the Advisory Board     is Fidelity Investments,
P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   WILLIAM O. McCOY (63), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate,
1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   SARAH H. ZENOBLE (47), Vice President, is Vice President of Fidelity's money market funds (1996) and Vice President of FMR Texas Inc.
DEBORAH F. WATSON (37), Vice President, Connecticut Municipal Money Market Fund (1996), is an employee of FMR.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (38), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's money market funds and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of
each Trustee and    Member     of the Advisory Board of the fund for his or
her services as trustee for the fiscal year ended    November 30, 1996.
      COMPENSATION TABLE


Trustees                     Aggregate       Pension or           Estimated Annual    Total
                             Compensation    Retirement           Benefits Upon       Compensation
                             from            Benefits Accrued     Retirement from     from the Fund
                             the Fund        as Part of Fund      the Fund Complex*   Complex*
                                             Expenses from the
                                             Fund Complex*

J. Gary Burkhead **          $ 0             $ 0                  $ 0                 $ 0

Ralph F. Cox                  112             5,200                52,000              132,500

Phyllis Burke Davis           108             5,200                52,000              129,500

Richard J. Flynn   ***        142             0                    52,000              168,000

Edward C. Johnson 3d **       0               0                    0                   0

E. Bradley Jones              109             5,200                49,400              129,500

Donald J. Kirk                111             5,200                52,000              131,000

Peter S. Lynch **             0               0                    0                   0

Gerald C. McDonough           109             5,200                52,000              131,000

Edward H. Malone   ***        110             5,200                44,200              131,000

Marvin L. Mann                110             5,200                52,000              129,500

   William O McCoy               60             N/A                  N/A                  85,333

Thomas R. Williams            109             5,200                52,000              131,000


* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
***    Prior to December 31, 1996, Richard J. Flynn and Edward H. Malone
served on the Board of Trustees.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities under the Plan without shareholder approval.
   Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of November 30,    1996     the Trustees,    Members of the Advisory
Board,     and officers of the fund owned, in the aggregate, less than 1%
of the fund's total outstand   ing shares.
MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to UMB, the fund pays all of its expenses, without limitation, that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of the fund has entered into a revised transfer agent agreement with UMB, pursuant to which UMB bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, and the fund's proportionate share of insurance premiums and Investment Company Institute dues. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the fund's manager pursuant to a management contract dated February 28, 1992. The contract was approved by Fidelity Court Street Trust as sole shareholder of the fund on February 28, 1992, in conjunction with an Agreement and Plan to convert the fund from a series of a Massachusetts business trust to a series of a Delaware business Trust. The Agreement and Plan of Conversion was approved by public shareholders of the fund on December 11, 1991. The contract is identical to the fund's prior contract with FMR, dated November 30, 1990, which was approved by shareholders on October 3, 1990.
For the services of FMR under the contract, the fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the
result of cumu   latively applying the annualized rates on the left. For
example, the effective annual fee rate at $446 billion of group net assets
- the approximate level for November 1996 - was .1429%, which is the weighted average of the respective fee rates for each level of group net assets up to $446 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .3700%        $ 0.5 billion   .3700%

 3 - 6            .3400          25             .2664

 6 - 9            .3100          50             .2188

 9 - 12           .2800          75             .1986

 12 - 15          .2500          100            .1869

 15 - 18          .2200          125            .1793

 18 - 21          .2000          150            .1736

 21 - 24          .1900          175            .1695

 24 - 30          .1800          200            .1658

 30 - 36          .1750          225            .1629

 36 - 42          .1700          250            .1604

 42 - 48          .1650          275            .1583

 48 - 66          .1600          300            .1565

 66 - 84          .1550          325            .1548

 84 - 120         .1500          350            .1533

 120 - 174        .1450          400            .1507

 174 - 228        .1400

 228 - 282        .1375

 282 - 336        .1350

 Over 336         .1325

Under the fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 372 - 408            .1200          325            .1514

 408 - 444            .1175          350            .1494

 444 - 480            .1150          375            .1476

 480 - 516            .1125          400            .1459

 Over 516             .1100          425            .1443

                                     450            .1427

                                     475            .1413

                                     500            .1399

                                     525            .1385

                                     550            .1372

The individual fund fee rate is . 25%. Based on the average group net assets of the funds advised by FMR for November 1996, the annual management fee rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Management Fee rate

 .1429%           +     .25%                       =     .3929%

   One-twelfth of this annual management fee rate is applied to the fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
During the fiscal years ended November 30, 1996, 1995, and 1994, FMR received $1,308,203, $1,273,431 and $1,266,953, respectively, for its services as investment adviser to the fund. These fees were equivalent to
 .40%, .40%, and .41%, respectively, of the average net assets of the fund for each of those years.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and yield and repayment of the reimbursement by the fund will lower its total returns and yield.
FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated January 1, 1992, which was approved by shareholders on December 11, 1991, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. On behalf of Fidelity Connecticut Municipal Money Market Fund, for the
fiscal years ended November    30,     1996, 1995, and 1994, FMR paid FMR
   Texas     fees of $654,102, $636,716, and $633,477 respectively.
DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the fund. In addition, the Plan provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of the fund, or to third parties, including banks, that render shareholder support services. Payments made by FMR to third parties during the fiscal year ended November 30, 1996 amounted to $2,011.
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The Plan was approved by Fidelity Court Street Trust on February 28, 1992 as the then sole shareholder of the fund, pursuant to an Agreement and Plan of Conversion approved by public shareholders of the fund on December 11, 1991.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is the fund's custodian and transfer agent. UMB has entered into a sub-contract with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for the fund. Under the sub-contract, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. FSC also pays all out-of-pocket expenses associated with transfer agent services.
Under this arrangement, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. FSC also collects small account fees from certain accounts with balances of less than $2,500.
UMB has an additional sub-contract with FSC, pursuant to which FSC performs the calculations necessary to determine the fund's NAV and dividends and maintains the fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on the fund's average net assets, specifically, .0175% of the first $500 million of average net assets and .0075 of average net assets in excess of $500 million. The fee is limited to a minimum of $40,000 and a maximum of $800,000 per year.
   Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC for the fiscal years ended November 30, 1996,
1995, and 1994 were $67,611, $66,146, and $64,843, respectively. The transfer agent fee and charges and pricing and bookkeeping fees described above are paid to FSC by UMB, which is entitled to reimbursement from the fund for these expenses.
FSC has entered into an agreement with Fidelity Brokerage Services, Inc.
(FBSI), a subsidiary of FMR Corp., pursuant to which FBSI performs certain recordkeeping, communication, and other services for fund shareholders participating in the Fidelity Ultra Service Account program. FBSI directly charges a monthly administrative fee to each Ultra Service Account client who chooses certain additional features. This fee is in addition to the transfer agency fee received by FSC.
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Connecticut Municipal Money Market Fund is a fund of Fidelity Court Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991. Fidelity Connecticut Municipal Money Market Fund acquired all of the assets of Fidelity Connecticut Municipal Money Market Portfolio, a series of Fidelity Court Street Trust on February 28, 1992 pursuant to an agreement approved by shareholders on December 11, 1991. Currently, there are four funds of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund, Spartan Connecticut Municipal Money Market Fund, Spartan Florida Municipal Money Market Fund, and Fidelity New Jersey Municipal Money Market Fund. The Trust Instrument permits the Trustees to create additional funds. In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying names "Fidelity" or "Spartan" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. However, the fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., 1999 Bryan Street, Dallas, Texas serves as the fund's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   The fund's financial     statements and financial highlights for the
fiscal year ended November 30, 1996 and the report of the    auditors
thereon are included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. The fund's financial statements, financial highlights, and the report of the auditors thereon are incorporated herein by reference.
FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
FIDELITY COURT STREET II TRUST

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Fund at a Glance; Who May Want
                                              to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Fund at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page; The Fund at a Glance; Charter; Doing
                                              Business with Fidelity

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter
      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page; Charter

      f      ..............................   Expenses

      g      i.............................   Charter
             ii............................   *

5     A      ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    *

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable
FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
FIDELITY COURT STREET TRUST II

CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   *

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a i     ............................   FMR; Portfolio Transactions

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contracts

         b       ............................   Management Contracts

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plan

         g       ............................   *

         h       ............................   Description of the Trust

         i       ............................   Contracts with FMR Affiliates

17       a       ............................   Portfolio Transactions

         b       ............................   Portfolio Transactions

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trust

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22       a       ............................   Performance
         b       ............................   Performance

23               ............................   Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated January 22, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is
available    along with other related materials on the SEC's Internet Web
site (http://www.sec.gov). The     SAI is incorporated herein by reference
(legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
   THE FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER AND THEREFORE MAY BE RISKIER THAN OTHER TYPES OF MONEY MARKET FUNDS.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
NJS-pro   -0197

FIDELITY
NEW JERSEY
   MUNICIPAL
MONEY MARKET
FUND
   (fund number 417, trading symbol FNJXX)
New Jersey Municipal Money Market seeks a high level of current income free from federal income tax and the New Jersey Gross Income Tax. It maintains a stable $1.00 share price by investing in high-quality, short-term municipal money market securities.
PROSPECTUS
JANUARY 22, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           EXPENSES The fund's yearly
                           operating expenses.

                           FINANCIAL HIGHLIGHTS A summary
                           of the fund's financial data.

                           PERFORMANCE How the fund has
                           done over time.

THE FUND IN DETAIL         CHARTER How the fund is
                           organized.

                           INVESTMENT PRINCIPLES AND RISKS
                           The fund's overall approach to
                           investing.

                           BREAKDOWN OF EXPENSES How
                           operating costs are calculated and
                           what they include.

YOUR ACCOUNT               DOING BUSINESS WITH FIDELITY

                           TYPES OF ACCOUNTS Different
                           ways to set up your account.

                           HOW TO BUY SHARES Opening an
                           account and making additional
                           investments.

                           HOW TO SELL SHARES Taking money
                           out and closing your account.

                           INVESTOR SERVICES Services to
                           help you manage your account.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES           AND TAXES

                           TRANSACTION DETAILS Share price
                           calculations and the timing of
                           purchases and redemptions.

                           EXCHANGE RESTRICTIONS

KEY FACTS


THE FUND AT A GLANCE
GOAL: High current tax-free income for New Jersey residents while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in high quality short-term municipal money market securities whose interest is free from federal income tax and the New Jersey Gross Income Tax.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FMR Texas), a subsidiary of FMR, chooses investments for the fund.
   SIZE: As of November 30, 1996, the fund     had over $   423     million
in    net     assets.
WHO MAY WANT TO INVEST
This non-diversified fund may be appropriate for investors in higher tax brackets who would like to earn federal and New Jersey tax-exempt income at current municipal money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund does not constitute a balanced investment plan. However, because
it emphasizes stability, it could be well-   suited for a portion of your
investments.     The fund offers free checkwriting to give you easy access
to your money.
   Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.







THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking
to maximize return must
assume greater risk. New
Jersey Municipal Money
Market        is in the MONEY
MARKET category.
(right arrow) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(solid bullet) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly in
stocks.
(checkmark)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may     pay when you
buy    or     sell shares of a fund.    In addition, you may be charged an
annual account maintenance fee if your account balance falls below $2,500.
    See    "Transaction Details,"     page    ,     for an explanation of
how and when these charges apply.
Maximum sales charge on purchases      None
and reinvested distributions

Deferred sales charge on redemptions   None

Exchange fee                           None

Annual account maintenance fee         $12.0
(for accounts under $2,500)            0

ANNUAL FUND OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder
accounts (see page        ).
The following are projections based on historical expenses, and are
calculated as a percentage of average net assets.    The fund has entered
into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. If these reductions are included, the total fund operating expenses presented in the table would be .61%.
Management fee                     .40    %

12b-1 fee                       None

Other expenses                     .23    %

Total fund operating expenses      .63    %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
After 1 year     $ 6

After 3 years    $ 20

After 5 years    $ 35

After 10 years   $ 77

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.







UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
FINANCIAL HIGHLIGHTS
The table that follows is included in the fund's Annual Report and has been audited by Coopers & Lybrand L.L.P., independent accountants. Their report on the financial statements and financial highlights is included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the fund's Statement of Additional Information.
   SELECTED PER-SHARE DATA



   Years ended    1996        1995        1994        1993        1992        1991        1990        1989        1988C
 November 30

 Net asset value, $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 beginning of
 period

 Income from      .029        .033        .022        .019        .028        .042        .056        .063        .037
 Investment
 Operations
  Net interest
 income

 Less             (.029)      (.033)      (.022)      (.019)      (.028)      (.042)      (.056)      (.063)      (.037)
 Distributions
  From net
 interest
  income

 Net asset value, $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 end
 of period

 Total returnB    2.93%       3.33%       2.19%       1.94%       2.81%       4.29%       5.72%       6.45%       3.76%

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end  $ 423,2     $ 434,7     $ 399,5     $ 359,5     $ 359,0     $ 368,3     $ 443,5     $ 347,4     $ 137,4
 of period (000   24          09          48          87          93          33          85          85          25
 omitted)

 Ratio of         .63%        .62%        .62%        .63%        .64%        .65%        .27%D       .15%D       .00%D
 expenses to
 average net
 assets

 Ratio of         .61%E       .62%        .62%        .63%        .64%        .65%        .27%        .15%        .00%
 expenses to
 average net
 assets after
 expense
 reductions

 Ratio of net     2.89%       3.28%       2.17%       1.92%       2.78%       4.23%       5.57%       6.24%       5.61%
 interest income                                                                                                 A
 to average net
 assets


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FROM MARCH 17, 1988 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1988
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND' S EXPENSES.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results.
The fund's fiscal year runs from December 1 through November 30. The tables below show the fund's performance over past fiscal years compared to a measure of inflation.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended       Pas   Past    Life
November 30, 199   6       t 1   5       of
                           yea   year    fund
                           r     s       A

NJ Money Market                    2.93           2.64           3.83
                                  %              %              %

   Consumer Price IndexB           3.26           2.85           3.62
                                  %              %              %

CUMULATIVE TOTAL RETURNS
Fiscal periods ended       Pas   Past    Life
November 30, 199   6       t 1   5       of
                           yea   year    fund
                           r     s       A

NJ Money                  2.93           13.90           38.70
Market                   %              %               %

   Consumer               3.26           15.09           36.14
   Price IndexB          %              %               %

A FROM MARCH 17, 1988
B THE CPI RETURNS BEGIN ON THE MONTH-END CLOSEST TO THE FUND'S START DATE. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call 1-800-544-8888.
UNDERSTANDING
PERFORMANCE
SEVEN-DAY YIELD illustrates
the income earned by a
money market fund over a
recent seven-day period. TOTAL
RETURN reflects both the
reinvestment of income and
the change in a fund's share
price. Since money market
funds maintain a stable $1.00
share price, current seven-day
yields are the most common
illustration of money market
fund performance.
(checkmark)
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUND IN DETAIL


CHARTER
   NEW JERSEY MUNICIPAL MONEY     MARKET IS A MUTUAL FUND: an investment
that pools shareholders' money and invests it toward a specified goal. The fund is a non-diversified fund of Fidelity Court Street Trust II, an
open-end management investment company organized as a    Delaware
business trust on June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas, located in Irving, Texas, has primary responsibility for providing investment management services.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corp   oration     (FDC) distributes and markets
Fidelity's funds and services. Fidelity Service Co   mpany, Inc    . (FSC)
performs transfer agent servicing functions for the fund.
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds: over    225
(solid bullet) Assets in Fidelity mutual
funds: over $   435     billion
(solid bullet) Number of shareholder
accounts: over    29     million
(solid bullet) Number of investment
analysts and portfolio
managers: over    215
(checkmark)
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is the fund's transfer agent, although it employs FSC to perform these functions for the fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
THE FUND'S INVESTMENT APPROACH
The fund seeks to earn a high level of current income that is free from federal income tax and the New Jersey Gross Income Tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal securities of all types. FMR normally invests so that at least 80% of the fund's income is free from both federal income tax and the New Jersey Gross Income Tax.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality, maturity and diversification of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could
cause its share price (and the value of your investment) to    change. In
addition, since the fund concentrates its investments in New Jersey municipal securities, an investment in the fund may be riskier than an investment in other types of money market funds.
The fund's performance is affected by the economic and political conditions
within the state of New Jersey. The state has    benefited from the
national economic recovery. New Jersey's recovery is in its fifth year and appears to be sustainable now that the national economy has had a "soft
landing." New Jersey relies heavily     upon federal assistance, receiving
more aid than most states.
The fund earns income at current municipal money market rates. It stresses tax-free income, preservation of capital, and liquidity and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
If you are subject to the federal alternative minimum tax, you should note
that the fund may invest    all     of its assets in municipal securities
issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.
FMR normally invests the fund's assets according to its investment strategy. The fund does not expect to invest in federally taxable obligations, but may invest a portion of its assets in state taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result. MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. The fund may own a municipal security directly or through a participation interest.
   CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts
and     demand features, and insurance, pro   vided by foreign or domestic
entities such as banks and other financial institutions. These arrangements expose the fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price. In addition, in the case of foreign providers of credit or liquidity support, extensive public information about the provider may not be available, and unfavorable political, economic, or governmental developments could affect its ability to honor its commitment.
STATE MUNICIPAL SECURITIES     include municipal obligations issued by the
state of New Jersey or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of the U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer
or another party. In exchange for this bene   fit, the fund may accept a
lower interest     rate. The credit quality of the investment may be
affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
   CASH MANAGEMENT.     The fund may invest in money market securities and
in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: The fund is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government
securities    or securities of other investment companies    . The fund may
invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income, exempt from federal income tax and the New Jersey Gross Income Tax, as is consistent with preservation of capital. Under normal conditions, at least 80% of the fund's income will be exempt from both federal income tax and New Jersey Gross Income Tax.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides
assistance with these services. The fund also pays OTHER EXPENSES,    which
are explained     at right.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .37%, and it drops as total assets under management increase.
For    November 1996    , the group fee rate was    .    1429%. The
individual fund fee rate is .25%. The total management fee rate for    the
fiscal year ended November 1996     was .   40    %.
FMR HAS A SUB-ADVISORY AGREEMENT with FMR Texas, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for
these services. FMR paid FMR Texas    .20    % of the fund's average net
assets for fiscal 1996.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FSC performs many transaction and accounting functions. These services include processing shareholder transactions, valuing the fund's
investments, and handling securities loans. In    the     fiscal    year
ended November     19   96    , FSC received fees equal to    .21    % of
the fund's average net assets.
UNDERSTANDING THE
MANAGEMENT FEE
The management fee FMR
receives is designed to be
responsive to changes in
FMR's total assets under
management. Building this
variable into the fee
calculation assures
shareholders that they will
pay a lower rate as FMR's
assets under management
increase.
(checkmark)
The fund also pays other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a Distribution and Service Plan. This plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the fund does not pay FMR any separate fees for this service.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in the fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in the fund through a brokerage account. You can choose the fund as your core account for your Fidelity Ultra Service Account(registered trademark) or FidelityPlusSM brokerage account.
   You may purchase or sell shares of the fund through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called net asset value (NAV), is calculated every business day. The fund is managed to keep its share price stable at $1.00. The fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $   2,500
TO ADD TO AN ACCOUNT  $250
Through regular investment plans* $100
MINIMUM BALANCE $   2    ,000
   * FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES" ON PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.

                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to "   Fidelity New
                      check payable to                                 Jersey Municipal Money
                      "   Fidelity New Jersey                          Market Fund.    " Indicate
                         Municipal Money                            your fund account
                         Market Fund.    " Mail to                  number on your check
                      the address indicated                         and mail to the address
                      on the application.                           printed on your account
                                                                    statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify "   Fidelity New
                      Bank Routing                                       Jersey Municipal
                      #021001033,                                        Money Market Fund    "
                      Account #00163053.                              and include your
                      Specify "   Fidelity New                        account number and
                         Jersey Municipal                             your name.
                         Money Market Fund    "
                      and include your new
                      account number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES THROUGH YOUR FIDELITY ULTRA SERVICE OR FIDELITYPLUS ACCOUNT, call 1-800-544-6262 to receive a handbook with instructions.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$   2    ,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received    and
                                                                          accepted     by Fidelity before 4
                                                                       p.m. Eastern time for money
                                                                       to be wired on the next
                                                                       business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $500.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Exchanges may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers services that let you transfer money into your fund account, or between fund accounts, automatically.
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly or quarterly

SETTING UP   Complete the
             appropriate section
             on the fund
             application. For
             existing accounts,
             call 1-800-544-6666
             for an application.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND
MINIMUM      $100

FREQUENCY    Every pay period

SETTING UP   Check the
             appropriate box on
             the fund application,
             or call
             1-800-544-6666 for
             an authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM      $100

FREQUENCY    Monthly, bimonthly,
             quarterly, or annually

SETTING UP   To establish, call
             1-800-544-6666 after
             both accounts are
             opened.

SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. The fund offers three options:
4. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
5. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
6. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the fund's tax implications. Interest income that the fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
The fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alternative minimum tax. The fund may invest up to    100    % of its
assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
   In order to pass through tax-exempt interest for New Jersey personal income tax purposes, the fund, among other requirements, must have not less than 80% of the aggregate principal amount of its total investments invested in certain New Jersey state tax-free obligations at the close of each quarter of the tax year. To the extent the fund meets such requirements, the fund's income and capital gains distributions will be free from the New Jersey Gross Income Tax.
During fiscal        19   96    ,    100    % of the fund's income
dividends was free from federal income tax and    100    % was free from
   the New Jersey Gross Income Tax. 21.4    % of the fund's income
dividends was subject to the federal alternative minimum tax.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Like most money market funds, the fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the fund or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
   (small solid bullet) If your account is not an Ultra Service Account, there is a $1.00 charge for each check written under $500.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
Th   is     fee will not be deducted from    Fidelity brokerage accounts,
    retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity
funds exceed $   3    0,000. Eligibility for the $   3    0,000 waiver is
determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2    ,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.


This prospectus is printed on recycled paper using soy-based inks.
   FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET     FUND
A FUND OF     FIDELITY COURT STREET TRUST II
STATEMENT OF ADDITIONAL INFORMATION
    JANUARY 22, 1997
This Statement is not a prospectus but should be read in conjunction with the fund's current Prospectus (dated January 22, 1997). Please retain this document for future reference. The fund's financial statements and financial highlights, included in the Annual Report for the fiscal year
ended November 30, 199   6    , are incorporated herein by reference. To
obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                    PAGE



Investment Policies and Limitations

Special Considerations Affecting    New Jersey

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FTX)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT   S
UMB Bank, n.a. (UMB)
   and     Fidelity Service Company   , Inc.     (FSC)
   NJS-ptb-0197
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings, provided that Fidelity Court Street Trust II may issue additional series of shares in accordance with the Trust Instrument;
(2) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
(3) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if, as a result, more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling futures contracts); or
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements).
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities or securities of other     investment companies) if, as a
result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange,    or as a result of a reorganization, consolidation,
or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i),     Subchapter M generally requires the
fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (6) and (ii), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
The following pages contain more detailed information about types of
instruments in which a fund may invest, strategies        FMR may employ in
pursuit of a fund's investment objective, and a summary of related risks.
FMR may not buy all of these        instruments or use all of these
techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. The fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. The fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
The fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the fund does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should the fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time
to time. Proposals also may be introduced before the    New Jersey
legislature that would affect the state tax treatment of the fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objective and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
FMR may determine some restricted securities and municipal lease obligations to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but it currently intends to participate in this program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum
duration of seven days.    The     fund will borrow through the program
only when the costs are equal to or lower than the costs of bank loans.
Loans may be called on one day's notice, and    the     fund may have to
borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECTORS:
       ELECTRIC UTILITIES.    The electric utilities industry has been
experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
    HEALTH CARE.    The health care industry is subject to regulatory
action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
    HOUSING.    Housing revenue bonds are generally issued by a state,
county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
    EDUCATION.    In general, there are two types of education-related
bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
    WATER AND SEWER.    Water and sewer revenue bonds are often considered
to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REPURCHASE AGREEMENTS. In a repurchase agreement, the fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the fund anticipates holding restricted securities to maturity or selling them in an exempt transaction. REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a
security supported by a letter of credit guarantee,    put or demand
feature,     insurance or other source of credit or liquidity.    In
evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor it commitment.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, the fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL CONSIDERATIONS AFFECTING NEW JERSEY
The following highlights only some of the more significant financial trends and problems affecting New Jersey, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
   Effective January 1, 1994, the State's personal income tax rates were cut by 5% for all taxpayers. Effective January 1, 1995, the State's personal income tax rates were cut by an additional 10% for most taxpayers. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been further reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending upon a taxpayer's level of income and filing status, 30%, 15% or 9% lower than 1993 rates. At this time the effect of the tax reduction cannot be evaluated.
The State's 1997 Fiscal Year budget became law on June 30, 1996. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections for Fiscal Year 1997 being more or less than forecasted. The State is bound, however, by the constitutional requirement that no appropriations law may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same Fiscal Year, exceeds the total amount of anticipated revenues available for such Fiscal Year as certified by the Governor.
The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. After enjoying an extraordinary boom during the mid-1980s, New Jersey, as well as the rest of the Northeast, slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession, construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downtrend of factory employment had accelerated partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss was followed by an employment gain of 200,700 from May 1992 to August 1996, a recovery of 77% of the jobs lost during the recession. More than two-thirds of this number, nearly 138,000 jobs, were recovered in the 31 month period from January 1994 to August 1996.
Reflecting the economic downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992 (according to U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research). Since then, the unemployment rate fell to an average of 6.4% in 1995 and 6.1% for the four-month period from May 1996 through August 1996.
For the recovery period as a whole, May 1992 to August 1996, service-producing employment in New Jersey has expanded by 228,500 jobs. Hiring has been reported by food stores, auto dealers, wholesale distributors, trucking and warehousing firms, utilities, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,500 and 8,100, respectively, in the 12-month period ending August 1996.
In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995, however, manufacturing job losses increased slightly to 9,100, reflecting a slowdown in national manufacturing production activity. While experiencing growth in the number of production workers in 1994, the number declined in 1995 at the same time that managerial and office staff were also reduced as part of nationwide downsizing. Through August 1996 layoffs of white collar workers and corporate downsizing appear to be abating.
Conditions have slowly improved in the construction industry, where employment has risen by 15,600 since its low in May 1992. Between 1992 and 1995, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996, public works projects and homebuilding became the growth segments while nonresidential construction lessened.
Nonresidential construction activity, as measured by contract awards, grew by 9.7% in 1993, 19.6% in 1994 and 3.0% in 1995. More recently, nonresidential building construction contracts fell by 20.5% in the first eight months of 1996. This decline is largely attributable to an abundance of large, one-time contract awards during 1995, including a $202.9 million contract for the construction of a state prison.
Residential construction contracts through August 1996, despite monthly fluctuations, increased by 1.4% for the first eight months of 1996 as compared to the first eight months of 1995 ($1,502 million and $1,481 million, respectively). Nonbuilding or infrastructure construction rose robustly by 17.8% during this period. Despite these increases, total construction contracts declined by 3.9% when comparing the first eight months of 1995 and 1996.
Improvements in overall employment opportunities and the economy in general have led to increased consumer spending during the recovery. While overall retail sales in New Jersey grew by only 1.6% during 1993, they performed much better in 1994, advancing by 7.8% which exceeded the 7.5% growth registered nationwide. During 1995, especially the winter months, consumer confidence and actual consumer spending moderated both nationally and in the State. For all of 1995, retail sales in New Jersey grew by 2.3%. Retail sales regained momentum in 1996 and have been on a moderately upward trend, rising to an annual rate of $76.5 billion through June. The State's pickup in growth after a blizzard-related January decline resulted in sales growth of 4.2% when comparing the first six months of 1995 with those of 1996. The rising trend in retail sales has translated into steady increases in retail trade jobs (both full- and part-time) with a rise in retail employment from December 1995 to August 1996 of 6,900 jobs.
Total new vehicle registrations (new passenger cars and light trucks and vans) rose robustly in 1993 by more than 18%, and in 1994 by 5.8%, but declined by 4.4% in 1995. Through July 1996 however, total new vehicle registrations rose by 3.5% compared to the same time period in 1995. Unemployment in the State through August 1996 has been receding. According to the U.S. Bureau of Labor Statistics, the jobless rate dropped from 7.5% in 1993 to 6.8% in 1994 and to 6.4% in 1995. Subsequently, it has dropped to 6.1% for the four-month period from May 1996 through August 1996.
The insured unemployment rate, i.e., the number of individuals claiming benefits as a percentage of the number of workers covered by unemployment insurance, declined from 3.9% during calendar years 1991 and 1992 to 3.3% during 1993 and then averaged 3.2% throughout 1994, 1995 and the first six months of 1996. As of August 1, 1996, the State's unemployment insurance trust fund balance stood at $2.1 billion.
The State has benefited from the national recovery. New Jersey's recovery is in its fifth year and appears to be sustainable now that the national economy has "soft landed." The U.S. economy is in a period of steady, moderate growth, having slowed enough during the fourth quarter of 1995 and first quarter of 1996 to avoid inflation, but not enough to slip into a recession. While the latest national indicators show that economic growth accelerated during the second quarter of this year, the inflation rate remained low.
Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may very well continue to rise due to the sustained character of the recovery, although the interest-sensitive homebuilding industry may provide only a moderate amount of stimulus both nationally and in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in consumer outlays. Reasons for cautious optimism in New Jersey include increasing employment levels, a declining jobless rate, and a higher-than-national level of per capita personal income.
If the nation's economic growth rate slows from the robust 4.7% growth in the second quarter of 1996, business expansion could become somewhat more subdued in New Jersey as the rest of 1996 unfolds. However, the State's economy should have enough momentum to keep its trend line pointing upwards. Its growth potential is not yet limited by the labor supply constraints beginning to affect some other parts of the country.
Prospects for New Jersey are favorable. Although growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service sectors.
There is a Constitutional provision that requires the State to maintain a balanced budget. The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 1997" refers to the State's fiscal year beginning July 1, 1996 and ending June 30, 1997. The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The appropriation acts enacted by the Legislature and approved by the Governor provide the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for Fiscal Year 1993 was $937 million, for Fiscal Year 1994, $926 million, and for Fiscal Year 1995, $569 million. For Fiscal year 1996, the undesignated General Fund balance is estimated to be $471 million, and for Fiscal Year 1997, the balance in the undesignated General Fund is estimated to be $255 million.
$628.5 million is provided in the fiscal 1997 Appropriations Act as the State's contributions to public retirement plans. Between July 1, 1993 and July 1, 1994, independent actuaries reported that the market value of all assets of the retirement funds was $42.9 billion compared to a $40.3 billion accrued liability, representing a funding level of 106.5%, determined in accordance with the principles of the Financial Accounting Standards Board. The present value of projected benefits, determined in accordance with the principles of the Government Accounting Standards Board, of the funds is $49.6 billion, representing a funding level for projected benefits of 82.4%.
According to recently published statistics, New Jersey is among those states which receive the highest amount of federal aid. Federal aid received in the General Fund and Special Transportation fund amounted to $4.38 billion for the Fiscal Year ended June 30, 1993, $4.20 billion for the Fiscal Year ended June 30, 1994, $4.62 billion for the Fiscal Year ended June 30, 1995, and is estimated to be $5.48 billion for the Fiscal Year ended June 30, 1996 and $5.46 billion for the Fiscal Year ending June 30, 1997. The largest portion of federal aid is made up of entitlements, whereby the State is reimbursed for expenditures up to a certain percentage of total costs. Whether federal aid is received under a formula, an entitlement, or a categorical grant program, the actual expenditure of funds may be either at the State level, the local level, or some other level, such as a non-profit agency.
The State finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. No general obligation debt can be issued by the State without prior voter approval, except that no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding debt of the State, so long as such law requires that the refinancing provide a debt service savings.
In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. This amount represents 2.2% of the total Fiscal Year 1997 budget. In Fiscal Year 1997, the amount is $352.6 million, of which $304.5 million is for transportation projects.
The aggregate outstanding general obligation bonded indebtedness of the State as of June 30, 1996 was $3.688 billion. For fiscal Year 1997, $446.9 million has been appropriated for principal and interest payments for general obligation bonds.
The State has extensive control over school districts, cities, counties and local financing authorities. State laws impose specific limitations on local appropriations, with exemptions subject to state approval. The State shares the proceeds of a number of taxes, with funds going primarily for local education programs, homestead rebates, medicaid and welfare programs. Certain bonds are issued by localities, but supported by direct state payments. In addition, the State participates in local wastewater treatment programs.
At any given time, there are various numbers of claims and cases pending against the State. State agencies and employees, seeking recover y of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 ET. SEQ. In addition, at any given time there are various contract claims against the State and State agencies seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims. Moreover, New Jersey is involved in a number of other lawsuits in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure. Such cases include challenges to the methods by which the State Department of Human Services shares with county governments, the maintenance recoveries and costs for residents in State psychiatric hospitals, and residential facilities for the developmentally disabled, a suit challenging the constitutionality of hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection, a suit alleging tort and contractual claims against the State associated with a resource recovery facility, a suit seeking return of moneys paid by various counties for maintenance of Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, a suit challenging assessments upon property and casualty liability insurers pursuant to the Fair Automobile Insurance Reform Act, and suits seeking return of moneys paid by various hospitals pursuant to the Health Care Cost Reform Act of 1992.
NEW JERSEY EDUCATION ASSOCIATION ET AL. V. STATE OF NEW JERSEY ET AL. represents a challenge to amendments to the pension laws enacted on June 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund (TPAF), the Public Employee's Retirement System (PERS), the Police and Fireman's Retirement System (PFRs), the State Police Retirement System (SPRS) and the Judicial Retirement System (JRS). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of the State's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin the State from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against the State would have a significant impact upon the fiscal year 1997 budget.
On October 6, 1995, the Court issued its opinion in which it dismissed the State as a party to the action. The only defendant is Treasurer Clymer. The claims surviving the motion are: (1) breach of trust and fiduciary duty (against the Treasurer in both his individual and official capacities); (2) violation of Due Process (against the Treasurer in both his individual and official capacities); and (3) a 42 U.S.C. (sub-section)1983 claim (against the Treasurer in his individual capacity).
The forms of relief sought related to these surviving claims are: (1) a declaration that certain provisions of Chapter 62 violate Due Process of law under the Fifth and Fourteenth Amendments to the U.S. Constitution; (2) a declaration that the enactment and implementation of certain provisions of Chapter 62 constitute a breach of the fiduciary obligations owed to contributing participants, vested participants and retirees of the TPAF and PERS; (3) a declaration that Chapter 62 contravenes the statutory and common law duties to administer and fund the plans in an actuarially sound and fiscally responsible manner; (4) a permanent injunction against administering, enforcing or otherwise implementing certain provisions of Chapter 62; (5) directing payment of plaintiffs' attorneys' fees, disbursements and costs pursuant to 42 U.S.C. (sub-section)1988.
The State filed a motion for reconsideration or, in the alternative, for certification to the Third Circuit Court of Appeals, of the remaining claims. By order dated December 19, 1995, the District Court denied the motion in all respects. On January 29, 1996, the State, on behalf of Treasurer Clymer, filed a Petition for a Writ of Mandamus and a Motion for a Stay of the Proceedings below, pending consideration and disposition of the petition, with the Third Circuit Court of Appeals. In the petition, Treasurer Clymer asked the Court of Appeals to direct the District Court to dismiss the complaint or enter summary judgment in his favor. Alternatively, the Treasurer asked the Court of Appeals to order the District Court to vacate its order denying summary judgment and resolve that motion as a matter of law without discovery or fact finding or to certify the issues for interlocutory appeal. The third Circuit Court to Appeals denied the motion and petition on February 20, 1996. Discovery is proceeding in this matter. The State has filed a motion to dismiss and a motion for summary judgment.
Bond Ratings - Currently, the State's general obligation bonds are rated AA+ by Standard & Poor's, Aa1 by Moody's Investors Service, Inc. and AA+ by Fitch Investors Service, Inc.
SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
   The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase. Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growth in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation," also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year,
(i) 80% or more of its gross income from sources within Puerto Rico, and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the
Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the fund's management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For fiscal 199   6    , 199   5    , and 199   4    , the fund paid no
brokerage commissions   .
From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions is legally permissible and advisable. The fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
   FSC normally determines the fund's net asset value per share (NAV) at 4:00 p.m. Eastern time. The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
During periods of declining interest rates the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; witholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute the fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a stated federal or combined federal and state
   income     tax rate. If only a portion of the fund's yield is
tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state income tax laws for 199   7    .
The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent
to those of hypothetical tax-exempt obligations yielding from    2    % to
   7    %. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the fund may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking
into account federal and state taxes for 199   7    .
   1997 TAX RATES

   Taxable Income*                              Federal          New Jersey            Combined Federal
                                                Marginal         State                 and State Effective

   Single Return         Joint Return           Rate            Marginal Rate         Rate**

   $ 24,651- $ 35,000 $ 41,201 -$ 50,000         28.0%           1.750%                29.26%

   -                  $ 50,001 -$ 70,000         28.0%           2.450%                29.76%

   $ 35,001- $ 40,000 $ 70,001 -$ 80,000         28.0%           3.500%                30.52%

   $ 40,001- $ 59,750 $ 80,001 -$ 99,600         28.0%           5.525%                31.98%

   $ 59,751- $ 75,000 $ 99,601 -$ 150,000        31.0%           5.525%                34.81%

   $ 75,001- $ 124,650$150,001 -$ 151,750        31.0%           6.370%                35.40%

   $ 124,651-$ 271,050$ 151,751-$ 271,050        36.0%           6.370%                40.08%

   $ 271,051-+        $ 271,051-+                39.6%           6.370%                43.45%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

   1997 TAX RATES AND TAX-EQUIVALENT YIELDS

             If your combined federal and state personal tax rate in 1997 is:

         29.26%         29.76%         30.52%          31.98%          34.81%          35.40%          40.08%          43.45%

   To match these       Your taxable investment would have to earn the following yield:
   tax-free yields:

   2.0%  2.83%          2.85%          2.88%           2.94%           3.07%           3.10%           3.34%           3.54%

   3.0%  4.24%          4.27%          4.32%           4.41%           4.60%           4.64%           5.01%           5.31%

   4.0%  5.65%          5.69%          5.76%           5.88%           6.14%           6.19%           6.68%           7.07%

   5.0%  7.07%          7.12%          7.20%           7.35%           7.67%           7.74%           8.34%           8.84%

   6.0%  8.48%          8.54%          8.64%           8.82%           9.20%           9.29%           10.01%          10.61%

   7.0%  9.90%          9.97%          10.07%          10.29%          10.74%          10.84%          11.68%          12.38%


The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows the fund's 7-day yields, tax-equivalent yields, and total returns for the period ended November 30,
19   96    .
The tax-equivalent yield is based on a combined effective federal and state
income tax rate of    40.08    %   .     Note that the fund may invest in
securities whose income is subject to the federal alternative minimum tax.


                  Average Annual Total Returns                                                    Cumulative Total Returns

                  Seven-Day       Tax-            One             Five            Life of         One       Five       Life of
                  Yield           Equivalent      Year            Years           Fund*           Year      Years      Fund*
                                  Yield

NJ Money Market      2.87    %       4.79    %       2.93    %       2.64    %       3.83    %    2.93%  13.90    %    38.70    %


* From March 17, 1988 (commencement of operations).
The following table shows the income and capital elements of the fund's cumulative total return. The table compares the fund's return to the record
of the Standard & Poor's 500 Index (S&P 500   (registered trademark)),
    the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since the fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the fund. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of paying brokerage commissions or other costs of investing. During the period from March 17, 1988 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in New Jersey
Municipal Money Market would have grown to $   13,870    , assuming all
distributions were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an
investment in the fund today.    Tax consequences of different investments
have not been factored into the figures below.

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND                                     INDICES

Year           Value of          Value of         Value of        Total             S&P 500       DJIA           Cost of
Ended          Initial           Reinvested       Reinvested      Value                                          Living**
               $10,000           Dividend         Capital Gain
               Investment        Distributions    Distributions




19   96        $    10,000       $    3,870       $    0          $    13,870       $    36,716   $ 41,232       $    13,614

19   95        $    10,000       $    3,475       $    0          $    13,475       $    28,715   $ 31,400       $    13,185

19   94        $    10,000       $    3,041       $    0          $    13,041       $    20,963   $ 22,575       $    12,867

   1993           $ 10,000          $ 2,762          $ 0             $ 12,762          $ 20,746   $ 21,642          $ 12,515

   1992           $ 10,000          $ 2,519          $ 0             $ 12,519          $ 18,843   $ 18,868          $ 12,189

   1991           $ 10,000          $ 2,178          $ 0             $ 12,178          $ 15,901   $ 16,045          $ 11,828

   1990           $ 10,000          $ 1,676          $ 0             $ 11,676          $ 13,212   $ 13,718          $ 11,485

   1989           $ 10,000          $ 1,045          $ 0             $ 11,045          $ 13,689   $ 13,951          $ 10,807

   1988*          $ 10,000          $ 376            $ 0             $ 10,376          $ 10,462   $ 10,504          $ 10,326


* From March 17, 1988 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000    in the fund
on    March 17    , 19   88 (commencement of operations)    , the net
amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested
dividend    and capital gain distributions     for the period covered
(their cash value at the time they were reinvested), amounted to
$   13,870    . If distributions had not been reinvested, the amount of
distributions earned from the fund over time would have been smaller, and
cash payments for the period would have amounted to $   3,277 for
dividends    . The fund did not distribute any capital gains during the period.
PERFORMANCE COMPARISONS. The fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. The fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury
bills, the U.S. rate of inflation (based on the    CPI    ), and
combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The fund may compare its performance or the performance of securities in
which it may invest to averages published by IBC    Financial Data,
Inc. of Ashland, Massachusetts. These averages assume reinvestment of
distributions. IBC's MONEY FUND    REPORT     AVERAGES(trademark)/   All
Tax-Free    , which is reported in the    IBC'S     MONEY FUND
REPORT(registered trademark), covers over    413 tax-free     money market
funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of November 30, 199   6    , FMR advised over $   28     billion in
tax-free fund assets, $   94     billion in money market fund assets,
$   308     billion in equity fund assets, $   60     billion in
international fund assets, and $   24     billion in Spartan fund assets.
The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    the     fund may compare its total
expense ratio to the average total expense ratio of similar funds tracked
by Lipper.    The     fund's total expense ratio is a significant factor in
comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading.
The NYSE has designated the following holiday closings for    1997    : New
Year's Day, President's Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the fund will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines the fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of the fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), the fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that the fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
The fund purchases municipal securities whose interest FMR believes is free
from federal income tax.        Generally, issuers or other parties have
entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of the fund's policies of investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of the fund's policy of investing so that at least 80% of its income is free from federal income tax. The fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
       NEW JERSEY TAX CONSEQUENCES.    In order to pass through tax-exempt
interest and dividends for the New Jersey Gross Income Tax purposes, among other requirements, at the close of each quarter of the tax year, the fund must not have less than 80% of the aggregate principal amount of the fund's investments (excluding financial options, futures, forward contracts and similar financial instruments relating to interest bearing obligations) invested in obligations issued by New Jersey or New Jersey local government entities or certain other federal and New Jersey tax-exempt obligations of qualifying issuers at the close of each quarter of the tax year (the "80% Test"). In the event the fund does not meet the 80% Test, distributions by the fund will be taxable to shareholders for New Jersey Gross Income Tax purposes. Interest on indebtedness incurred or continued to purchase or carry fund shares is not deductible for either New Jersey Gross Income Tax purposes or federal income tax purposes to the extent attributable to exempt interest dividends.
Exempt-interest dividends and gains paid to a corporate shareholder will be subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. The fund does not anticipate distributing long-term capital gains.
As of November 30, 199   6    , the fund had a capital loss carryforward
aggregating approximately $   29,000    . This loss carryforward, of which
$   8,000     and $   21,000     will expire on November 30,    2001 and
2003     respectively, is available to offset future capital gains.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
The fund is treated as a separate entity from the other funds of Fidelity Court Street Trust II for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting
common stock. Class A is held predominantly by non   -    Johnson family
member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by its division   ,     Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees   , Members of the Advisory Board,     and executive officers
of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Court Street Trust II prior to the fund's conversion from a series of a Massachusetts business trust served in identical capacities. All persons
named as Trustees    and Members of the Advisory Board     also serve in
similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address
of all the other Trustees    and Members of the Advisory Board     is
Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant
    (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering),
Rio Grande   , Inc. (oil and gas production), and Daniel Industries
(petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal
products, 1992),    CUNO, Inc.     (   liquid and gas filtration products,
1996    ), and Associated Estates Realty Corporation (a real estate
investment trust, 1993).    Mr. McDonough served as a director of ACME -
Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   WILLIAM O. McCOY (63), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate,
1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager business School (University of North Carolina at Chapel Hill).
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   JANICE BRADBURN (45), is Vice President and Manager of New Jersey Municipal Money Market Fund (1989) and an employee of FMR.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
   SARAH H. ZENOBLE (47), Vice President, is Vice President of Fidelity's money market funds (1996) and Vice President of FMR Texas Inc.
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (38), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's money market funds and an employee of FMR (1996).
    Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of
each Trustee    or Member of the Advisory Board     of the fund for his or
her services as trustee for the fiscal year ended    November 30, 1996    .

      COMPENSATION TABLE

Trustees                     Aggregate       Pension or           Estimated Annual    Total
                             Compensation    Retirement           Benefits Upon       Compensation
                             from            Benefits Accrued     Retirement from     from the Fund
                             the Fund        as Part of Fund      the Fund            Complex*
                                             Expenses from the    Complex*
                                             Fund Complex*

J. Gary Burkhead **          $ 0             $ 0                  $ 0                 $ 0

Ralph F. Cox                     148          5,200                52,000              1   32    ,500

Phyllis Burke Davis              144          5,200                52,000              12   9    ,   5    00

   Richard J. Flynn***           189             0                    52,000              168,000

Edward C. Johnson 3d **       0               0                    0                   0

E. Bradley Jones                 145          5,200                49,400              129,500

Donald J. Kirk                   147          5,200                52,000              131,000

Peter S. Lynch **             0               0                    0                   0

Gerald C. McDonough              145          5,200                52,000              131,000

   Edward H. Malone***           145             5,200                44,200              131,000

Marvin L. Mann                   145          5,200                52,000              129,500

   William O. McCoy              79              N/A                  N/A                 85,333

Thomas R. Williams               145          5,200                52,000              131,000


* Information is as of December 31, 199   6     for    235     funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
   *** Prior to December 31, 1996, Richard J. Flynn and Edward H. Malone served on the Board of Trustees.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The fund may invest in such designated securities under the Plan without shareholder approval.
Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
   As of November 30, 1996,     the Trustees   , Members of the Advisory
Board,     and officers of the fund owned, in the aggregate, less than
   1    % of the fund's total outstanding shares.
MANAGEMENT CONTRACT
The fund employs FMR to furnish investment advisory and other services. Under its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal and state laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to UMB, the fund pays all of its expenses, without limitation, that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although the fund's current management contract provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of the fund has entered into a revised transfer agent agreement with UMB, pursuant to which UMB bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, and the fund's proportionate share of insurance premiums and Investment Company Institute dues. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the fund's manager pursuant to a management contract dated February 28, 1992, which was approved by by Fidelity Court Street Trust as sole shareholder of the fund on February 28, 1992 in conjunction with an Agreement and Plan to convert the fund from a series of a Massachusetts business trust to a series of a Delaware Trust. The Agreement and Plan of Conversion was approved by public shareholders of the fund on December 11, 1991. Besides reflecting the fund redomiciling, the February 28, 1992 contract is identical to the fund's prior management contract with FMR, which was approved by shareholders of the fund on November 16, 1988.
For the services of FMR under the contract, the fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $   446     billion of group net
assets    -     the approximate level for    November 1996 -     was
   .1429    %, which is the weighted average of the respective fee rates
for each level of group net assets up to $   446     billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group            Annualized   Group Net        Effective Annual
Assets                   Rate         Assets           Fee Rate

 $0    -     3 billion   .3700%        $ 0.5 billion   .3700%

 3    -     6            .3400          25             .2664

 6    -     9            .3100          50             .2188

 9    -     12           .2800          75             .1986

 12    -     15          .2500          100            .1869

 15    -     18          .2200          125            .1793

 18    -     21          .2000          150            .1736

 21    -     24          .1900          175            .1695

 24    -     30          .1800          200            .1658

 30    -     36          .1750          225            .1629

 36    -     42          .1700          250            .1604

 42    -     48          .1650          275            .1583

 48    -     66          .1600          300            .1565

 66    -     84          .1550          325            .1548

 84    -     120         .1500          350            .1533

 120    -     174        .1450          400            .1507

 174    -     228        .1400

 228    -     282        .1375

 282    -     336        .1350

 Over 336                .1325

Under the fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints
voluntarily adopted by FMR is as follows   :

                                    GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group                       Annualized   Group Net        Effective Annual
Assets                              Rate         Assets           Fee Rate

    $    120    -     156 billion   .1450%        $ 150 billion   .1736%

 156    -     192                   .1400          175            .1690

 192    -     228                   .1350          200            .1652

 228    -     264                   .1300          225            .1618

 264    -     300                   .1275          250            .1587

 300    -     336                   .1250          275            .1560

 336    -     372                   .1225          300            .1536

 372    -     408                   .1200          325            .1514

 408    -     444                   .1175          350            .1494

 444    -     480                   .1150          375            .1476

 480    -     516                   .1125          400            .1459

 Over 516                           .1100          425            .1443

                                                   450            .1427

                                                   475            .1413

                                                   500            .1399

                                                   525            .1385

                                                   550            .1372


The individual fund fee rate is    .25    %. Based on the average group net
assets of the funds advised by FMR for    November 1996    , the annual
management fee rate would be calculated as follows:

   Group Fee Rate                     Individual Fund Fee Rate                     Management Fee Rate

   .1429%                  +          .25%                              =          .3929%


One-twelfth of this annual management fee rate is applied to the fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
During the fiscal years ended    November 30, 1996, 1995 and 1994    , FMR
received $   1,726,411    , $   1,712,699     and $   1,610,407    ,
respectively, for its services as investment adviser to the fund. These
fees were equivalent to    .40    %,    .40    %, and    .41    %,
respectively, of the average net assets of the fund for each of those years.
FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase the fund's total returns and yield and repayment of the reimbursement by the fund will lower its total returns and yield. SUB-ADVISER. FMR has entered into a sub-advisory agreement with FTX pursuant to which FTX has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated February 28, 1992, which was approved by shareholders on December 11, 1991, FMR pays FTX fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FTX are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
On behal   f     of the fund, for fiscal 1996, 1995, and 1994, FMR paid FTX fees of $863,206, $813,180 and $767,352, respectively.
DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the fund. In addition, the Plan provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of the fund, or to third parties, including banks, that render shareholder support services. Payments made by FMR to third parties during the fiscal year ended
   November 30    , 199   6     amounted to $   8,659.
Prior to approving the Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the the fund and its shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
The fund's Plan was approved by shareholders, in connection with a
reorganization transaction on    December 11, 1991    , pursuant to an
Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plan. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is the fund's custodian and transfer agent. UMB has entered into a sub-contract with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for the fund. Under the sub-contract, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. FSC also pays all out-of-pocket expenses associated with transfer agent services.
Under this arrangement, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. FSC also collects small account fees from certain accounts with balances of less than $2,500.
UMB has an additional sub-contract with FSC, pursuant to which FSC performs the calculations necessary to determine the fund's NAV and dividends and maintains the fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on the fund's average net assets, specifically, .0175% of the first $500 million of average net assets and .0075 of average net assets in excess of $500 million. The fee is limited to a minimum of $40,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket
expenses, paid to FSC for fiscal 199   6    , 199   5    , and 199   4
were $   88,500    , $   87,056    , and $   80,653    , respectively. The
transfer agent fee and charges and pricing and bookkeeping fees described above are paid to FSC by UMB, which is entitled to reimbursement from the fund for these expenses.
FSC has entered into an agreement with Fidelity Brokerage Services, Inc.
(FBSI), a subsidiary of FMR Corp., pursuant to which FBSI performs certain recordkeeping, communication, and other services for fund shareholders participating in the Fidelity Ultra Service Account program. FBSI directly charges a monthly administrative fee to each Ultra Service Account client who chooses certain additional features. This fee is in addition to the transfer agency fee received by FSC.
The fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity New Jersey Municipal Money Market Fund is a fund of Fidelity Court Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991. The fund acquired all of the assets of Fidelity New Jersey Tax-Free Money Market Portfolio, a series of Fidelity Court Street Trust on February 28, 1992 pursuant to an agreement approved by shareholders on December 11, 1991. Currently, there are four funds of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund, Spartan Connecticut Municipal Money Market fund, Spartan Florida Municipal Money Market fund, and Fidelity New Jersey Municipal Money Market Fund. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., 1999 Bryan Street, Dallas, Texas serves as the trust's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal
year ended November 30,    1996 and the report of the auditor thereon
are included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. The fund's
financial statements and financial highlights    and the report of the
auditor thereon     are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the fund. The fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF STATE AND MUNICIPAL
NOTES:
Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade (MIG, or VMIG for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important in the short run. Symbols used will be as follows:
MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF STATE AND MUNICIPAL NOTES:
SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
DESCRIPTION OF MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
DESCRIPTION OF STANDARD & POOR'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree. SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Funds at a Glance; Who May Want
                                              to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Funds at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principals and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page:  The Funds at a Glance; Doing
                                              Business with Fidelity

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter


      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page; Charter

      f      ..............................   Expenses

      g      i.............................   Charter
             .                                *
             ii............................
             ..



5A           ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    *

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Descrption of the Trusts

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a i     ............................   FMR, Portfolio Transactions

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contracts

         b       ............................   Management Contracts

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plans

         g       ............................   *

         h       ............................   Description of the Trusts

         i       ............................   Contracts with FMR Affiliates

17       a       ............................   Portfolio Transactions

         b       ............................   *

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trusts

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22               ............................   Performance

23               ............................   Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy
of the Statement of Additional Information    (SAI)     dated January 22,
1997. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is    available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov). The     SAI is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the money market fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
   THE MONEY MARKET FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER AND THEREFORE MAY BE RISKIER THAN OTHER TYPES OF MONEY MARKET FUNDS.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
   CTR-pro-0197

SPARTAN(REGISTERED TRADEMARK)
CONNECTICUT
MUNICIPAL
FUNDS
Each fund seeks a high level of current income free from federal income tax and Connecticut personal income tax.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND invests in high-quality, short-term municipal money market securities and is designed to maintain a stable $1.00 share price.
   (fund number 425, trading symbol SPCXX)
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND seeks to provide higher yields by investing in a broader range of municipal securities.
   (fund number 407, trading symbol FICNX)
PROSPECTUS
   JANUARY 22, 1997    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS


KEY FACTS                   THE FUNDS AT A GLANCE

                            WHO MAY WANT TO INVEST

                            EXPENSES Each fund's yearly
                            operating expenses.

                            FINANCIAL HIGHLIGHTS A summary
                            of each fund's financial data.

                            PERFORMANCE How each fund has
                            done over time.

THE FUNDS IN DETAIL         CHARTER How each fund is
                            organized.

                            INVESTMENT PRINCIPLES AND RISKS
                            Each fund's overall approach to
                            investing.

                            BREAKDOWN OF EXPENSES How
                            operating costs are calculated and
                            what they include.

YOUR ACCOUNT                DOING BUSINESS WITH FIDELITY

                            TYPES OF ACCOUNTS Different
                            ways to set up your account.

                            HOW TO BUY SHARES Opening an
                            account and making additional
                            investments.

                            HOW TO SELL SHARES Taking money
                            out and closing your account.

                            INVESTOR SERVICES Services to
                            help you manage your account.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES            AND TAXES

                            TRANSACTION DETAILS Share price
                            calculations and the timing of
                            purchases and redemptions.

                            EXCHANGE RESTRICTIONS

   KEY FACTS


THE FUNDS AT A GLANCE
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FMR Texas), a
subsidiary of FMR, chooses investments for        Spartan Connecticut
Municipal    Money Market    .
As with any mutual fund, there is no assurance that a fund will achieve its goal.
SPARTAN CT MONEY MARKET
GOAL: High current tax-free income for Connecticut residents while maintaining a stable $1.00 share price.
STRATEGY: Invests mainly in high-quality, short-term municipal money market securities whose interest is free from federal income tax and Connecticut personal income tax.
SIZE: As of November 30, 199   6    , the fund had over $   186     million
in assets.
SPARTAN CT MUNI INCOME
GOAL: High current tax-free income for Connecticut residents.
STRATEGY:    Invests normally in investment-grade municipal securities
whose interest is free from federal income tax and Connecticut personal income tax.
SIZE: As of November 30, 199   6    , the fund had over $   334     million
in assets.
WHO MAY WANT TO INVEST
These non-diversified funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and Connecticut income taxes. Each fund's level of risk and potential reward, depend on the quality and maturity of its investments. Spartan Connecticut Municipal Money Market is managed to keep its share price stable at $1.00. Spartan Connecticut Municipal Income, with its broader range of investments, has the potential for higher yields, but also carries a higher degree of risk. You should consider your investment objective and tolerance for risk when making an investment decision.
The value of the funds' investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other federal and state political and economic news. When you sell your shares of Spartan Connecticut Municipal Income, they may be worth more or less than what you paid for them. By themselves, these funds do not constitute a balanced investment plan.
The Spartan family of funds is designed for cost-conscious investors looking for higher yields through lower costs. The Spartan Approach(registered trademark) requires investors to make high minimum investments and, in some cases, to pay for individual transactions. EXPENSES
SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you buy,
sell or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases              None
and reinvested distributions

Deferred sales charge on redemptions           None

Redemption fee (as a % of amount redeemed on shares held less than 180 days)

for Spartan    CT     Muni Money               None

for Spartan    CT     Muni Income              .50%

Exchange and wire transaction fees             $5.00

Checkwriting fee, per check written            $2.00

(available for Spartan    CT Muni     Money)

Account closeout fee                           $5.00

Annual account maintenance fee                 $12.0
(for accounts under $2,500)                    0

THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. Expenses are factored into each fund's share price or dividends and are not charged directly to shareholder accounts (see page ).
   The following figures are based on historical expenses, and are calculated as a percentage of average net assets. In addition, FMR has entered into arrangements on behalf of each fund with each fund's custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce expenses. Including these reductions, the total operating expenses presented in the tables would have been .52% for Spartan Connecticut Municipal Income Fund.
SPARTAN CT MUNI MONEY
Management fee                     .50    %

12b-1 fee                       None

Other expenses                     None

Total fund operating expenses      .50    %

SPARTAN CT MUNI INCOME
Management fee                     .55    %

12b-1 fee                       None

Other expenses                     None

Total fund operating expenses      .55    %

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period:
SPARTAN CT MUNI MONEY
      Account    Account
      open       closed

After 1 year     $    5              $    10

After 3 years    $    16             $    21

After 5 years    $    28             $    33

After 10 years   $    63             $    68

SPARTAN CT MUNI INCOME
      Account    Account
      open       closed

After 1 year     $    6              $    11

After 3 years    $    18             $    23

After 5 years    $    31             $    36

After 10 years   $    69             $    74

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report and have been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are
incorporated by reference into (are legally a part of) the funds'    SAI.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND



   Selected Per-Share Data and Ratios

 Years ended November 30        1996         1995        1994        1993         1992         1991B

 Net asset value, beginning of  $ 1.000      $ 1.000     $ 1.000     $ 1.000      $ 1.000      $ 1.000
 period

 Income from Investment         .030         .034        .023        .022         .030         .029
 Operations
  Net interest income

 Less Distributions             (.030)       (.034)      (.023)      (.022)       (.030)       (.029)
  From net interest income

 Net asset value, end of period $ 1.000      $ 1.000     $ 1.000     $ 1.000      $ 1.000      $ 1.000

 Total return C                 3.08%        3.41%       2.28%       2.21%        3.08%        2.97%

 Net assets, end of period      $ 186,97     $ 175,6     $ 167,0     $ 163,10     $ 86,672     $ 22,247
 (000 omitted)                  4            22          56          2

 Ratio of expenses to average   .50%         .50%        .50%        .24%D        .02%D        .00%D
 net assets

 Ratio of net interest income   3.04%        3.36%       2.25%       2.17%        2.90%        4.05%A
 to average net assets


       A    ANNUALIZED
    B    FROM MAY 4,1991 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1991.
    C    TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
    D    FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND



   Selected Per-Share
 Data and Ratios

 Years ended     1996        1995        1994F       1993        1992        1991        1990        1989        1988        1987B
 November 30

 Net asset       $ 11.20     $ 9.96      $ 11.84     $ 11.2      $ 10.8      $ 10.73     $ 10.7      $ 10.30     $ 10.03     $ 10.00
 value,          0           0           0           20          80          0           30          0           0           0
 beginning of
 period

 Income from     .569        .617        .640        .680        .689        .684        .687        .706        .698        .056
 Investment
 Operations
  Net investment
 income

  Net realized   .039        1.270       (1.472      .619        .338        .188        .020        .430        .270        .030
 and                                           )
  unrealized
 gain (loss)

  Total from     .608        1.887       (.832)      1.299       1.027       .872        .707        1.136       .968        .086
 investment
  operations

 Less            (.569)      (.617)      (.640)      (.680)      (.689)      (.684)      (.687)      (.706)      (.698)      (.056)
 Distributions
  From net
 investment
  income

  From net       --          (.020)      (.410)      --          --          (.040)      (.020)      --          --          --
 realized gain

  In excess of   --          (.010)      --          --          --          --          --          --          --          --
 net
  realized gain

  Total          (.569)      (.647)      (1.050      (.680)      (.689)      (.724)      (.707)      (.706)      (.698)      (.056)
 distributions                           )

  Redemption     .001        --          .002        .001        .002        .002        --          --          --          --
 fees
  added to paid
 in capital

 Net asset       $ 11.24     $ 11.2      $ 9.960     $ 11.8      $ 11.2      $ 10.88     $ 10.7      $ 10.73     $ 10.30     $ 10.03
 value,          0           00                      40          20          0           30          0           0           0
 end of period

 Total return C  5.65%       19.41       (7.61)      11.81       9.72        8.43%       6.89        11.36       9.91%       .86%
                             %           %           %           %                       %           %

 Net assets,     $ 335       $ 359       $ 316       $ 450       $ 414       $ 347       $ 252       $ 180       $ 74        $ 4
 end of period
 (000 omitted)

 Ratio of        .55%        .55%        .55%        .55%        .55%        .55%D       .62%        .54%D       .11%D       .65%A,
 expenses to                                                                                                                  D
 average net
 assets

 Ratio of        .52%E       .55%        .55%        .55%        .55%        .55%        .62%        .54%        .11%        .65%
 expenses to
 average net
 assets after
 expense
 reductions

 Ratio of net    5.15%       5.73        5.83%       5.81        6.21        6.34%       6.51        6.62%       7.10%       6.15%
 investment                  %                       %           %                       %                                   A
 income to
 assets

 Portfolio       30%         39%         11%         45%         11%         6%          18%         8%          11%         --
 turnover rate


       A    ANNUALIZED
    B    FROM OCTOBER 29,1987 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30,
1987.
    C    TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
    D    FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    E    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
    F    EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
PERFORMANCE
Mutual fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of any transaction fees you may have paid. The figures would be lower if fees were taken into account.
   Each fund's fiscal year runs from     December 1 through November 30.
T   he tables below show each fund's performance over past fiscal years compared to different measures, including a comparative index and a competitive funds average for the bond fund and a measure of inflation for the money market fund. Data for the comparative index for Spartan Connecticut Municipal Income is available only from June 30, 1993 to the present. The chart on page presents calendar year performance for the bond fund and does not include the effect of the $5 account closeout fee. AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended          Past           Past           Life of
November 30, 1996             1              5              fund
                              year           years

Spartan CT Muni Money             3.08           2.81           2.96
                                     %              %              %A

   Consumer Price Index           3.26           2.85       n/a
                                 %              %

Spartan CT Muni Income       5.65           7.41           8.18
                                %              %              %B

Lehman Bros. CT              5.82          n/a            n/a
4+ Yr. Enh. Muni                %
Bond Index

Lipper CT Muni Debt Funds Avg.       4.97           7.29          n/a
                                        %              %

   CUMULATIVE TOTAL RETURNS
Fiscal periods ended          Past           Past            Life of
November 30, 1996             1              5               fund
                              year           years

Spartan CT Muni Money             3.08           14.86           18.27
                                     %              %               %A

   Consumer Price Index           3.26           15.09       n/a
                                 %              %

Spartan CT Muni Income       5.65           42.98           104.58
                                %              %               %B

Lehman Bros. CT              5.82          n/a             n/a
4+ Yr. Enh. Muni                %
Bond Index

Lipper CT Muni Debt Funds Avg.       4.97           42.17       n/a
                                        %          %

A FROM MARCH 4, 1991 (COMMENCEMENT OF OPERATIONS)
B FROM OCTOBER 29, 1987 (COMMENCEMENT OF OPERATIONS)
EXPLANATION OF TERMS
UNDERSTANDING
PERFORMANCE
YIELD illustrates the income
earned by a fund over a
recent period. Seven-day
yields are the most common
illustration of money market
performance. 30-day yields
are usually used for bond
funds. Yields change daily,
reflecting changes in interest
rates.
TOTAL RETURN reflects both the
reinvestment of income and
capital gain distributions, and
any change in a fund's share
price.
(checkmark)
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YEAR-BY-YEAR TOTAL RETURNS
Calendar years   1988 1989 1990 1991 1992 1993 1994    1995
SPARTAN CT MUNI INCOME       10.11    %    10.43    %    6.69    %
   10.58    %    8.22    %    12.98    %
   -7.02    %    17.12    %
Lipper CT Muni Debt Funds Avg.      11.41    %    10.04    %    5.86    %
   10.95    %    8.54    %    12
 .74    %    -7.04    %    16.58    %
Consumer Price Index      4.42    %    4.65    %    6.11    %    3.06    %
   2.90    %    2.75    %    2.67    %    2.54
    %
Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 10.11
Row: 4, Col: 1, Value: 10.43
Row: 5, Col: 1, Value: 6.69
Row: 6, Col: 1, Value: 10.58
Row: 7, Col: 1, Value: 8.219999999999999
Row: 8, Col: 1, Value: 12.98
Row: 9, Col: 1, Value: -7.02
Row: 10, Col: 1, Value: 17.12
(LARGE SOLID BOX) Spartan CT
Muni
Income
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a money market fund yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield. Yields for the bond fund are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
   LEHMAN BROTHERS CONNECTICUT 4 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX is a total return performance benchmark for Connecticut investment-grade municipal bonds with maturities of at least four years.
Unlike each fund's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
   THE COMPETITIVE FUNDS AVERAGE is the Lipper Connecticut Municipal Debt Funds Average for Spartan Connecticut Municipal Income, which reflects the performance of 24 mutual funds with similar investment objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales charges.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Spartan Connecticut Municipal Money Market Fund is a non-diversified fund of Fidelity Court Street Trust II and Spartan Connecticut Municipal Income Fund is a non-diversified fund of Fidelity Court Street Trust. Both trusts are open-end management investment companies. Fidelity Court Street Trust II was organized as a Delaware business trust on June 20, 1991. Fidelity Court Street Trust was organized as a Massachusetts business trust on April 21, 1977. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For Spartan Connecticut Municipal Money Market, you are entitled to one vote for each share you own. For Spartan Connecticut Municipal Income, the number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which chooses their investments and handles their business affairs. FMR Texas, located in Irving, Texas, has primary responsibility for providing investment management services for Spartan Connecticut Municipal Money Market.
   George Fischer is manager of Spartan Connecticut Municipal Income, which he has managed since May 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst, vice president and manager.

FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds: over    225
(solid bullet) Assets in Fidelity mutual
funds: over $   435     billion
(solid bullet) Number of shareholder
accounts: over    29     million
(solid bullet) Number of investment
analysts and portfolio
managers: over    215
(checkmark)
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's
funds and services. Fidelity Service Co   mpany, Inc.     (FSC) performs
transfer agent servicing functions for    each fun    d.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is each fund's transfer agent, although it employs FSC to
perform these functions for    each     fund.    UMB     is located at 1010
Grand Avenue, Kansas City, Missouri.
A broker-dealer may use a portion of the commissions paid by the funds to reduce custodian or transfer agent fees for those funds. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
   EACH FUND'S INVESTMENT APPROACH
MONEY MARKET FUNDS IN GENERAL.    The yield of a money market fund will
change daily based on changes in interest rates and market conditions. Money market funds follow industry-standard guidelines on the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that a money market fund will be able to maintain a stable $1.00 share price. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
    FIDELITY'S APPROACH TO MONEY MARKET FUNDS.    Money market funds earn
income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET seeks to earn high current income that is free from federal income tax and the Connecticut personal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal money market securities of all types.
BOND FUNDS IN GENERAL.    The yield and share price of a bond fund change
daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
    INTEREST RATE RISK.    In general, bond prices rise when interest rates
fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
    ISSUER RISK.    The price of a bond is affected by the credit quality
of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
    MUNICIPAL MARKET RISK.    Municipal securities are backed by the entity
that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes, as well as, uncertainties in the municipal market related to taxation or the rights of municipal security holders.
FIDELITY'S APPROACH TO BOND FUNDS.    The total return from a bond includes
both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its
structural features, its current price compared to FMR's est    i   mate of
its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
In structuring a bond fund, FMR allocates assets among different market sectors (for example, general obligations bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity. The performance of the fund will depend on how successful FMR is in pursuing this approach.
SPARTAN CONNECTICUT MUNICIPAL INCOME    seeks high current income that is
free from federal income tax and the Connecticut personal income tax by investing in investment-grade municipal securities under normal conditions. Although the fund does not maintain an average maturity within a specified range, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years.
Each fund normally invests at least 65% of its total assets in state tax-free securities, and normally invests so that at least 80% of its income is derived from municipal securities whose interest is free from federal income tax. In addition, each fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax.
Each fund's performance is affected by the economic and political conditions within the state of Connecticut. The state's economy is sensitive to some industry trends, such as the level of defense spending. For the last several years, Connecticut has been in a recession and until recently its budget has experienced deficits for several consecutive years. The funds differ primarily with respect to the level of income provided and the stability of their share price. The money market fund seeks to provide income while maintaining a stable share price. The bond fund seeks to provide a higher level of income by investing in a broader range of securities. As a result, the bond fund does not seek to maintain a stable share price. As of November 30, 1996, the dollar-weighted average maturity for Spartan Connecticut Municipal Income was approximately 13.1 years.
    In addi   tion, since the money market fund concentrates its
investments in Connecticut municipal securities, an investment in the money market fund may be riskier than an investment in other types of money market funds.
FMR may use various techniques to hedge a portion of the bond fund's risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of the bond fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. The funds do not expect to invest in federally taxable obligations and the bond fund does not expect to invest in state taxable obligations. Each fund also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in a fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal.
   Fund     holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
DEBT SECURITIES.    Bonds and other debt instruments are used by issuers to
borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS:    Spartan Connecticut Municipal Income normally invests in
investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
STATE MUNICIPAL SECURITIES    include     municipal obligations issued by
the state of Connecticut or its municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of the U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
MUNICIPAL SECURITIES    are issued to raise money for a variety of public
or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT.    Issuers may employ various forms of credit
and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price. In addition, in the case of foreign providers of credit or liquidity support, extensive public information about the provider may not be available, and unfavorable political, economic, or governmental developments could affect its ability to honor its commitment.
ASSET-BACKED SECURITIES    include interests in pools of purchase
contracts, financing leases, or sales agreements entered into by a municipal issuer. The value of these securities depends on many factors, including changes in market interest rates, the availability of information concerning the pool and its structure, prepayment expectations, the credit quality of the underlying assets, and the market's perception of the servicer of the loan pool, and any credit enhancement provided.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, often making the security's market value more volatile.
MUNICIPAL LEASE OBLIGATIONS are used by municipal issuers to acquire land, equipment, or facilities. If the issuer stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer
or    another party    . In exchange for this benefit, a fund may accept a
lower interest rate. The credit quality of the investment may be affected by the credit worthiness of the put provider. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource
recovery bonds often involve private corporations.    The economic
viability of a project or changes in tax incentives could affect the price of these securities.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security prices. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS    are trading
practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The price of the security could change during this period.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTION:    Spartan Connecticut Municipal Income does not currently
intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, a fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities. Each fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a bond fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET seeks as high a level of current income, exempt from federal income tax and, to the extent possible, exempt from Connecticut personal income tax, as is consistent with preservation of capital and liquidity. The fund will normally invest so that at least 65% of its total assets are invested in state tax-free obligations and at least 80% of its income will be exempt from federal income tax.
SPARTAN CONNECTICUT MUNICIPAL INCOME seeks a high level of current income, exempt from federal income tax and Connecticut personal income tax. The fund will normally invest so that at least 80% of its income is exempt from both federal and Connecticut personal income taxes.
A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services for Spartan Connecticut Municipal Money Market.
FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a management fee at a fixed annual rate of its average net assets:
 .50% for Spartan Connecticut Municipal Money Market. and .55% for Spartan Connecticut Municipal Income.
FMR HAS A SUB-ADVISORY AGREEMENT with    FMR Texas    , which has primary
responsibility for providing investment management for Spartan Connecticut Municipal Money Market, while FMR retains responsibility for providing
other management services. FMR pays    FMR Texas     50% of its management
fee (before expense reimbursements) for these services.
FSC performs many transaction and accounting functions for the funds. These services include processing shareholder transactions and calculating each fund's share price. FMR, and not the funds, pays for these services.
To offset shareholder service costs, FMR or its affiliates also collect the funds' $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and, for Spartan Connecticut Municipal Money Market, the $2.00 checkwriting charge. For the fiscal year ended November
1996, these fees amounted to $   725    ,    $207    , $   225    , and
$   1,596    , respectively, for Spartan Connecticut Municipal Money
Market, and $   2,035    , $   1,205    , and $   250    , respectively,
for Spartan Connecticut Municipal Income.
Each fund has adopted a Distribution and Service Plan. These plans recognize that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the funds do not pay FMR any separate fees for this service.
For the fiscal year ended November 1996, the portfolio turnover rate for
Spartan Connecticut Municipal Income was    30    %. This rate varies from
year to year.
   YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has
over    80     walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
       You    may purchase or sell shares of the funds through an
investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in a fund. Certain features of the fund,
such as the minimum initial or subsequent     investment amounts, may be
modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
EACH FUND'S SHARE PRICE, called net asset value (NAV), is calculated every business day. Spartan Connecticut Municipal Money Market is managed to keep its share price stable at $1.00. Each fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $10,000
For Spartan CT Muni        Money $25,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans* $500
MINIMUM BALANCE $5,000
For Spartan CT Muni        Money  $10,000
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.





UNDERSTANDING THE
SPARTAN APPROACH(registered trademark)
Fidelity's Spartan Approach is
based on the principle that
lower fund expenses can
increase returns. The Spartan
funds keep expenses low in
two ways. First, higher
investment minimums reduce
the effect of a fund's fixed
costs, many of which are paid
on a per-account basis.
Second, unlike most mutual
funds that include transaction
costs as part of overall fund
expenses, Spartan
shareholders pay directly for
the transactions they make.
(checkmark)

                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to the complete
                      check payable to the                          name of the fund.
                      complete name of the                          Indicate your fund
                      fund of your choice.                          account number on
                      Mail to the address                           your check and mail to
                      indicated on the                              the address printed on
                      application.                                  your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) There may be a $5.00       (small solid bullet) There may be a $5.00
                      fee for each wire                               fee for each wire
                      purchase.                                       purchase.
                      (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify the complete
                      Bank Routing                                    name of the fund and
                      #021001033,                                     include your account
                      Account #00163053.                              number and your
                      Specify the complete                            name.
                      name of the fund and
                      include your new
                      account number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $5,000 worth of shares in the account ($10,000 for Spartan Connecticut Municipal Money Market) to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account in Spartan Connecticut Municipal Money Market, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


IF YOU SELL SHARES OF SPARTAN CONNECTICUT MUNICIPAL INCOME AFTER HOLDING THEM LESS
THAN 180 DAYS, THE FUND WILL DEDUCT A REDEMPTION FEE EQUAL TO .50% OF THE VALUE OF
THOSE SHARES. IF YOUR ACCOUNT BALANCE IS LESS THAN $50,000, THERE ARE FEES FOR
INDIVIDUAL REDEMPTION TRANSACTIONS: $2.00 FOR EACH CHECK YOU WRITE AND $5.00 FOR
EACH EXCHANGE, BANK WIRE, AND ACCOUNT CLOSEOUT.



Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received    and
                                                                          accepted     by Fidelity before 4
                                                                       p.m. Eastern time for money
                                                                       to be wired on the next
                                                                       business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $1,000.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT
ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)







To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. There may be a $5.00 fee for each exchange out of the funds, unless you place your transaction on Fidelity's automated exchange services.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for a home, educational expenses, and other long-term financial goals.
REGULAR INVESTMENT PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$500      Monthly or    (small solid bullet) For a new account, complete the
          quarterly     appropriate section on the fund
                        application.
                        (small solid bullet) For existing accounts, call
                        1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of
                        your investment, call 1-800-544-6666 at
                        least three business days prior to your
                        next scheduled investment date.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA

MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$500      Every pay    (small solid bullet) Check the appropriate box on the fund
          period       application, or call 1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization
                       form.


FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND

MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$500      Monthly,         (small solid bullet) To establish, call 1-800-544-6666 after
          bimonthly,       both accounts are opened.
          quarterly, or    (small solid bullet) To change the amount or frequency of
          annually         your investment, call 1-800-544-6666.


A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THAT FUND MAY NOT BE AN APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains earned by the bond fund are normally distributed in January and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Spartan Connecticut Municipal Money Market offers three options, Spartan Connecticut Municipal Income offers four options:
7. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
8. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for each dividend distribution. This option is not available for Spartan Connecticut Municipal Money Market.
9. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
10. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.

Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
Each fund earns interest
from its investments. These
are passed along as
DIVIDEND DISTRIBUTIONS. The
fund may realize capital gains
if it sells securities for a
higher price than it paid for
them. These are passed
along as CAPITAL GAIN
DISTRIBUTIONS. Money market
funds usually don't make
capital gain distributions.
(checkmark)
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that a fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
To the extent a fund's income dividends are derived from state tax-free securities, they will be free from the Connecticut income tax on individuals, trusts, and estates. Long-term capital gain distributions, to the extent derived from Connecticut obligations, would also be free from this tax. Additionally, income dividends derived from state tax-free securities and long-term capital gain distributions derived from Connecticut obligations would not be subject to the net Connecticut minimum tax.
During the fiscal year ended November 1996, 100% of each fund's income
dividends was free from federal income tax, and    83.21    % and
   99.91 % were free from Connecticut taxes for Spartan Connecticut Municipal Money Market and Spartan Connecticut Municipal Income,
respectively.    33.79%     of Spartan Connecticut Municipal Money Market's
and    8.79    % of Spartan Connecticut Municipal Income's income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your bond fund redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND."    If you buy shares when a fund has realized but not
yet distributed capital gains, you will     pay the full price for the
shares and then receive a portion of the price back in the form of a taxable distribution.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The money market fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price. For the bond fund, assets are valued primarily on the basis of market quotations, if available. Since market quotations are often unavailable, assets are usually valued by a method that the Board of Trustees believes accurately reflects fair value.
EACH FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE REDEMPTION FEE for Spartan Connecticut Municipal Income, if applicable, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining whether the fee applies.
THE FEES FOR INDIVIDUAL TRANSACTIONS are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting charge will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires, but it will apply to checkwriting.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
   This     fee will not be deducted from    Fidelity brokerage accounts,
    retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity
exceed $   3    0,000. Eligibility for the $   3    0,000 waiver is
determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $5,000 ($10,000 for Spartan Connecticut Municipal Money Market), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed and the $5.00 account closeout fee will be charged.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into    must be available
for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

This prospectus is printed on recycled paper using soy-based inks. SPARTAN(Registered trademark) CONNECTICUT MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST
SPARTAN(Registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY COURT STREET TRUST II
STATEMENT OF ADDITIONAL INFORMATION
   JANUARY 22, 1997
This Statement of    Additional Information (SAI)     is not a prospectus
but should be read in conjunction with the funds' current Prospectus
   (dated     January 22, 1997). Please retain this document for future
reference. The funds' financial statements and financial highlights,
included in the Annual Report for the fiscal year    ended     November 30,
   1996,     are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Special Considerations Affecting Connecticut

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Distribution and Service Plans

Contracts with FMR Affiliates

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc.    (FMR Texas    ) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)
and Fidelity Service    Company,     Inc. (FSC)
CTR-ptb-0   197
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND (MONEY MARKET FUND)
THE FOLLOWING ARE THE MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short;
(3) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the money market fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (6) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(BOND FUND)
The following are the bond fund's fundamental investment limitations set forth in their entirety. The fund may not:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the bond fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. Spartan Connecticut Municipal Income Fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a fund invest in federally taxable obligations, it would purchase securities that in FMR's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The bond fund's standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investors Service, Inc. (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2. The money market fund will purchase taxable obligations only if they meet its quality requirements.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the Connecticut legislature that would affect the state tax treatment of the funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the funds' holdings would be affected and the Trustees would reevaluate the funds' investment objectives and policies.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, the    bond     fund will not: (a) sell futures contracts,
purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the    bond     fund's investments in futures
contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
For the money market fund, FMR may determine some restricted securities and municipal lease obligations to be illiquid.
For the bond fund, investments currently considered to be illiquid include over-the-counter options. Also, FMR may determine some restricted securities and municipal lease obligations to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments for the money market fund are valued for purposes of monitoring amortized cost valuation, and for the bond fund are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES.    Each fund may purchase securities whose prices are
indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. One example of indexed securities is inverse floaters.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but each fund currently intends to participate in this program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and a fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities.
LOWER-QUALITY MUNICIPAL SECURITIES. The bond fund may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.
While the market for Connecticut municipals is considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and the fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the money market fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUND ONLY). Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the money market fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
       SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    FMR may rely on its
evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Each fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments. TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for the funds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL CONSIDERATIONS AFFECTING CONNECTICUT
   The following only highlights some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of Connecticut, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
Manufacturing has historically been Connecticut's single most important economic activity. The State's manufacturing industry is diversified, but from 1970 to 1995 manufacturing employment declined 35.5%. During this period, employment in other non-agricultural establishments (including government) increased 69.7%, particularly in the service, trade, and finance categories. In 1995, manufacturing accounted for only 17.9% of total nonagricultural employment in Connecticut. Defense-related business plays an important role in the Connecticut economy, and economic activity has been affected by the volume of defense contracts awarded to Connecticut firms. On a per capita basis, defense awards in Connecticut have traditionally been among the highest in the nation, but reductions in defense spending have had a substantial adverse impact on Connecticut's economy, and the state's largest defense contractors have announced substantial labor force reductions to occur over the next four years.
The average unemployment rate (seasonally adjusted) in Connecticut increased from a low of 3.0% in 1988 to 7.5% in 1992 and, after a number of important changes in the method of calculation, was reported to be 5.5% in 1995. Pockets of more significant unemployment and poverty exist in some of Connecticut's cities and towns, the economic conditions of which are causing them severe financial problems, resulting in some cases in the reporting of operating and accumulated deficits. Connecticut is in a recession the depth and duration of which are uncertain.
The State recorded operating deficits in its General Fund for fiscal 1987-88, 1988-89, 1989-90, and 1990-91 of $115,600,000, $28,000,000,
$259,500,000, and $809,000,000, respectively. In the fall of 1991, the
State issued $965,712,000 of Economic Recovery Notes to help fund its accumulated General Fund deficit. Largely as a result of the enactment in 1991 of a general income tax on resident and non-resident individuals, trusts, and estates the State's General Fund ended fiscal 1991-92, 1992-93, 1993-94, 1994-95, and 1995-96 with operating surpluses of $110,200,000,
$113,500,000, $19,700,000, $80,500,000, and $250,000,000, respectively.
The General Fund is the main operating fund of the state. The three major revenue taxes for the General Fund are the personal income tax, the sales and use taxes and the corporation business tax, all of which are sensitive to changes in the level of economic activity in the state. In recent years, the personal income tax enacted in 1991 has superseded the other two as the largest revenue source for the state's General Fund. Proposals to phase-out the personal income tax surfaced in the 1994 general election and such proposals, if enacted, could significantly impact the financial condition of the state. Motor fuel taxes and other transportation-related taxes are paid into a Special Transportation Fund while all other tax revenues are carried in the General Fund.
The repair and maintenance of the State's highways and bridges will require major expenditures in the near term. The State has adopted legislation that provides for, among other things, the issuance of special tax obligation bonds, the proceeds of which will be used to pay for improvements to the State's transportation system. The bonds are payable solely from motor vehicle and other transportation-related taxes and fees deposited in the Special Transportation Fund. However, the amount of revenues is dependent on the occurrence of future events, including a possible rise in fuel prices, and may thus differ materially from projected amounts. The cost of this infrastructure program, to be met from federal, State and local funds, is currently estimated at $11.2 billion. The State expects to issue $4.2 billion of special tax obligation bonds over a fifteen-year period commenced July 1, 1984 to finance a major portion of the State's share of such cost.
The State's budget problems led to ratings of its general obligation bonds being lowered early in 1990, from Aa1 to Aa by Moody's Investors Service, Inc., and from AA+ to AA by Standard & Poor's Corporation. Because of concern over Connecticut's lack of a plan to deal with accumulated projected deficits in its General Fund, on September 13, 1991, Standard & Poor's further lowered its ratings of the State's general obligation bonds and certain other obligations that depend in part on the creditworthiness of the State to AA-. On March 17, 1995, Fitch reduced its ratings of the State's general obligation bonds from AA+ to AA. State and regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.
SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
   The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase. Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year,
(i) 80% or more of its gross income from sources within Puerto Rico, and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the
Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the funds' management contracts. In the case of the money market fund, FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For the fiscal     periods ended November 30, 1996 and 1995, the
portfolio turnover rates were 3   0    % and 39%, respectively for Spartan
Connecticut Municipal Income    Fund.
For the fiscal years ended November 1996, 1995, and 1994, the funds paid no brokerage commissions.
During the fiscal year ended November 1996, the funds paid no fees to brokerage firms that provided research services.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
   FSC normally determines each fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each fund's NAV.
MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
BOND FUND. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities are valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.

PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A bond fund's share price, and each fund's yield and total return fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The money market fund also may calculate a compound effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money market funds, as required by regulation.
For the bond fund, yields are computed by dividing the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the fund's net asset value per share (NAV) at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect the fund's .50% redemption fee, which applies to shares held less than 180 days. Income is calculated for purposes of the bond fund's yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
Income calculated for the purposes of determining the bond fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the bond fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by
the result of one minus a    stated combined federal and state income tax
rate. If only a portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state income tax laws for    1997    .
The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 8%. Of course, no assurance can be given that a fund will achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1997.
1997 TAX RATES

Taxable Income*                                     Federal         State           Combined
                                                    Marginal Rate   Marginal Rate   Federal and State
                                                                                    Effective Rate**

Single Return           Joint Return

                                  $ 0-$ 41,200          15.0%           2.925%         17.49%

$ 0-$ 2   4    ,650                                     15.0%           3.825%         18.25%

                        41,201-  99,600                 28.0%           4.140%         30.98%

   24,651-59,750                                        28.0    %       4.5%           31.24%

 59,751-  124,650       99,601 - 151,750                31.0%           4.5%           34.11%

 124,651- 271,050       151,751- 271,050                36.0%           4.5%           38.88%

 271,051        +       271,051         +               39.6%           4.5%           42.32%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.


If your effective combined federal and state personal tax rate in 1997 is:
                   30.98%   31.24%   34.11%   38.88%         42.32%
To match these

tax-free yields:   Your taxable investment would have to earn the following yield:

2%                  2.90%   2.91%    3.04%    3.27%           3.47%

3%                  4.35%   4.36%    4.55%    4.91%           5.20%

4%                  5.80%   5.82%    6.07%    6.54%           6.93%

5%                  7.24%   7.27%    7.59%    8.18%           8.67%

6%                  8.69%   8.73%    9.11%    9.   8    2%   10.40%

7%                 10.14%   10.18%   10.62%   11.45%          12.14%

8%                 11.59%   11.63%   12.14%   13.09%          13.87%


Each fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may or may not include the effect of the
   bond     fund's .50% redemption fee on shares held less than 180 days.
Excluding a fund's redemption fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration, and may omit or include the effect of the $5.00 account closeout fee.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the money market fund's 7-day yields, the bond fund's 30-day yields, each fund's tax-equivalent yields, and total returns for periods ended November 30, 1996. Total return figures include the effect of the $5.00 account closeout fee based on an average size account, but not the bond fund's .50% redemption fee, applicable to shares held less than 180 days.
The tax-equivalent yield is based on a combined effective federal and state
income tax rate of    38.88    % and reflects that, for the money market
fund, as of November 30, 1996,    an estimated 16.79% o    f the fund's
income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.

              Average Annual Total Returns                                Cumulative Total Returns

              Seven-Day       Tax-            One      Five     Life of   One      Five      Life of
              Yield           Equivalent      Year     Years    Fund*     Year     Years     Fund*
                              Yield



Spartan CT        3.05    %       4.95    %    3.07%    2.81%    2.96%     3.07%    14.86%    18.27%
Muni Money


* From March 4, 1991 (commencement of operations).



                  Average Annual Total Returns                                 Cumulative Total Returns

                   30-Day          Tax-            One      Five     Life of   One      Five      Life of
                   Yield           Equivalent      Year     Years    Fund*     Year     Years     Fund*
                                   Yield



Spartan CT Muni        4.61    %       7.54    %    5.64%    7.41%    8.18%     5.64%    42.98%    104.57%
Income


* From October 29, 1987 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
The following table shows the income and capital elements of each fund's cumulative total return. The table compares each fund's return to the
record of the    Standard & Poor's 500 Index     (S&P 500), the Dow Jones
Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
       The following tables show the growth in value of a hypothetical
$10,000 investment in each fund during the life of each fund,    assuming
all distributions were reinvested. The figures below reflect the fluctuating interest rates and bond prices of the specified periods and
should not be considered representative of the dividend i    ncome or
capital gain or loss that could be realized from an investment in a fund today. Tax consequences of different investments have not been factored into the figures below.
During the period from March 4, 1991 (commencement of operations) to
November 30, 1996, a hypothetical    $10,000 i    nvestment in Spartan
Connecticut Municipal Money Market Fund would have grown to    $11,827.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND                         INDICES

Year    Value of     Value of         Value of        Total             S&P 500           DJIA              Cost of
Ended   Initial      Reinvested       Reinvested      Value                                                 Living**
        $10,000      Dividend         Capital Gain
        Investment   Distributions    Distributions







1996    $ 10,000     $    1,827       $ 0             $    11,827       $    23,951       $    26,186       $    11,766

1995    $ 10,000     $ 1,474          $ 0             $ 11,474          $ 18,732          $ 19,94   7       $ 11,395

1994    $ 10,000     $ 1,095          $ 0             $ 11,095          $ 13,675          $ 14,340          $ 11,120

1993    $ 10,000     $ 849            $ 0             $ 10,849          $ 13,534          $ 13,748          $ 10,816

1992    $ 10,000     $ 614            $ 0             $ 10,614          $ 12,292          $ 11,986          $ 10,534

1991*   $ 10,000     $ 297            $ 0             $ 10,297          $ 10,373          $ 10,192          $ 10,223


* From March 4, 1991 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Spartan Connecticut Municipal Money Market Fund on March 4, 1991, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $11,827. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,680 for dividends. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's $5.00 account closeout fee.
During the period from October 29, 1987 (commencement of operations) to
November 30, 1   996    , a hypothetical $10,000 investment in Spartan
Connecticut Municipal Income Fund would have grown to    $20,458.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND                       INDICES

Year    Value of     Value of        Value of        Total      S&P 500    DJIA              Cost of
Ended   Initial      Reinvested      Reinvested      Value                                   Living**
        $10,000      Dividend        Capital Gain
        Investment   Distributions   Distributions







1996    $ 11,240     $ 8,496         $ 722           $ 20,458   $ 42,878   $ 46,7   31       $    13,755

1995    $ 11,200     $ 7,446         $ 719           $ 19,365   $ 33,535   $ 35,594          $ 13,322

1994    $ 9,960      $ 5,666         $ 591           $ 16,217   $ 24,482   $ 25,590          $ 13,001

1993    $ 11,840     $ 5,633         $ 80            $ 17,553   $ 24,229   $ 24,533          $ 12,645

1992    $ 11,220     $ 4,403         $ 76            $ 15,699   $ 22,006   $ 21,389          $ 12,316

1991    $ 10,880     $ 3,355         $ 73            $ 14,308   $ 18,570   $ 18,188          $ 11,951

1990    $ 10,730     $ 2,443         $ 23            $ 13,196   $ 15,430   $ 15,550          $ 11,605

1989    $ 10,730     $ 1,615         $ 0             $ 12,345   $ 15,987   $ 15,815          $ 10,919

1988    $ 10,300     $ 786           $ 0             $ 11,086   $ 12,218   $ 11,907          $ 10,434

1987*   $ 10,030     $ 56            $ 0             $ 10,086   $ 9,907    $ 9,962           $ 10,009


* From October 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Spartan Connecticut Municipal Income Fund on October 29, 1987, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $18,942. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $6,026 for dividends and $500 for capital gains distributions. The figures in the table do not include the effect of the fund's $5.00 account closeout fee or its .50% redemption fee applicable to shares held less than 180 days.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
The bond fund may compare to the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. Issues included in the index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index.
In addition, the bond fund may compare its performance to that of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index, a total return performance benchmark for Connecticut investment-grade municipal bonds with maturities of at least four years. Issues included in the index have been issued as part of an offering of at least $20 million, have an outstanding par value of at least $2 million, and have been issued after December 31, 1990.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in
which it may invest to averages published by    IBC Financial Data,
Inc. of Ashland, Massachusetts. These averages assume reinvestment of
distributions.    IBC's MONEY FUND REPORT     AVERAGES(trademark)/All
Tax-Free, which is reported in IBC's MONEY FUND REPORT(trademark), covers
over    415     tax-free money market funds. IBC's BOND FUND REPORT
AVERAGES(trademark)/Municipal, which is reported in IBC's BOND FUND REPORT(trademark) , covers over 510 municipal bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invest in longer-term instruments and their share prices change daily in response to a variety of factors.
A fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike tax-free mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many tax-free mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of November 30, 1996   , FMR advised over $28 billion in tax-free fund
assets, $94 billion in money market fund assets, $308 billion in equity fund assets, $60 billion in international fund assets, and $24 billion in
Spartan fund assets. The funds may refe    rence the growth and variety of
money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   Each fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's policies of investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of each fund's policy of investing so that at least 80% of its income is free from federal income tax. Spartan Connecticut Municipal Money Market Fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. The money market fund does not anticipate distributing long-term capital gains.
As of November 30, 1996    the money market     fund had a capital loss
carryforward aggregating approximately $   4    ,000 which will expire on
November 30, 2002   .     Th   i    s amount    is     available to offset
any future capital gai   ns.
CONNECTICUT TAXES.    The Connecticut income tax is imposed at the rate of
4.5% on the Connecticut taxable income of resident and non-resident individuals, trusts, and estates. Connecticut taxable income is federal adjusted gross income after certain modifications (Connecticut AGI), less a personal exemption. The amount of the personal exemption varies depending on the taxpayer's filing status and is phased out as the amount of Connecticut AGI increases. A credit is also provided depending on the taxpayer's filing status and Connecticut AGI. The personal exemption and credit, where applicable, lower the effective rate of tax below the flat 4.5% statutory rate.
Dividends paid by the fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut income tax to the extent they are derived from obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or any public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut ("Connecticut obligations"), or derived from obligations of U.S. possessions and territories the interest on which federal law prohibits the states from taxing. Exempt-interest dividends derived from other sources and any distributions by the fund that are treated as taxable "dividends" for federal income tax purposes are includable in Connecticut AGI for purposes of the Connecticut income tax. Amounts, if any, treated as capital gains or losses for federal income tax purposes, such as from capital gain dividends paid on shares of the fund or arising upon the sale, redemption, or other disposition of shares of the fund by a shareholder, are includable in Connecticut AGI for purposes of the Connecticut income tax to the same extent as they are taxable for federal income tax purposes, except that capital gain dividends are not included in Connecticut AGI to the extent derived from Connecticut obligations.
The net Connecticut minimum tax is imposed on taxpayers subject to the Connecticut income tax and required to pay the federal AMT. The net Connecticut minimum tax is based on what the taxpayer's federal AMT tax base or tax would be if computed taking certain Connecticut modifications into account. Included in these modifications is the elimination of exempt-interest dividends derived from Connecticut obligations or obligations of U.S. possessions and territories the interest on which federal law prohibits the states from taxing, and of capital gain dividends derived from Connecticut obligations.
In addition, the Connecticut corporation business tax is imposed on any corporation or association carrying on, or having the right to carry on, business in Connecticut. Distributions from any source, including those treated as federally tax-exempt dividends, are includable in gross income for purposes of the corporation business tax. However, the corporation business tax allows a deduction for 70% (100% if the shareholder owns at least 20% of the total voting power and value of the fund's shares) of amounts includable in taxable income thereunder that are treated as "dividends" and not as exempt-interest dividends or capital gain dividends for federal income tax purposes, but disallows deductions for expenses related to such amounts.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. The bond fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some futures contracts and options are included in this 30% calculation, which may limit the fund's investments in such instruments. Each fund is treated as a separate entity from the other funds of Fidelity Court Street Trust (Spartan Connecticut Municipal Income Fund) and Fidelity Court Street Trust II (Spartan Connecticut Municipal Money Market Fund) for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by    its division,     Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees   , Members of the Advisory Board,     and executive officers
of    each trust are     listed below. Except as indicated, each individual
has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Court Street Trust prior to the fund's conversion from a series of a Massachusetts business trust served in identical capacities. All persons
named as Trustees    and Members of the Advisory Board     also serve in
similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the
1940    Act    ) is 82 Devonshire Street, Boston, Massachusetts 02109,
which is also the address of FMR. The business address of all the other
Trustees    and Members of the Advisory Board     is Fidelity Investments,
P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   WILLIAM O. McCOY (63), Trustee (1997) or Member of the Advisory Board
(1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate, 1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill). Mr. McCoy currently serves as a Trustee for Fidelity Court Street Trust. Mr. McCoy currently serves as a Member of the Advisory Board for Fidelity Court Street Trust II.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR. (57), Vice President, is Vice President of Fidelity's fixed-income funds (1995) and Senior Vice President of FMR (1995).
   SARAH H. ZENOBLE (47), Vice President, is Vice President of Fidelity's money market funds (1996) and Vice President of FMR Texas Inc.
DEBORAH F. WATSON (37), Vice President, Spartan Connecticut Municipal Money Market Fund (1996), is an employee of FMR.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (38), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's money market funds and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services as trustee for the fiscal year ended November 30, 1996. COMPENSATION TABLE
      Aggregate Compensation




    J. Gary    Ralph  Phyllis Richard   Edward C. E.      Donald  Peter S. Gerald C. Edward H.   Marvin    William   Thomas
    Burkhead** F. Cox Burke   J.        Johnson   Bradley J. Kirk Lynch**  McDonough Malone***   L. Mann   O.        R.
                      Davis   Flynn***  3d**      Jones                                                    McCoy     Williams

   Spartan Connecticut Municipal Money Market

      $ 0      $ 61   $ 59    $ 78      $ 0       $ 60    $ 61    $ 0      $ 60      $ 60        $ 60      $ 33      $ 60

   Spartan Connecticut Municipal Income

   $    0      $ 116  $ 113   $ 149     $ 0       $ 114   $ 116   $ 0      $ 114   $ 113         $ 113     $ 61      $ 114



Trustees                     Pension or           Estimated Annual    Total
                             Retirement           Benefits Upon       Compensation
                             Benefits Accrued     Retirement from     from the Fund
                             as Part of Fund      the Fund Complex*   Complex*
                             Expenses from the
                             Fund Complex*

J. Gary Burkhead**           $ 0                  $ 0                     0

Ralph F. Cox                  5,200                52,000              1   32,500

Phyllis Burke Davis           5,200                52,000              1   29,500

Richard J. Flynn   ***        0                    52,000                 168,000

Edward C. Johnson 3d**        0                    0                      0

E. Bradley Jones              5,200                49,400              129,500

Donald J. Kirk                5,200                52,000              1   31,000

Peter S. Lynch**              0                    0                      0

Gerald C. McDonough           5,200                52,000                 131,000

Edward H. Malone   ***        5,200                44,200              1   31,000

Marvin L. Mann                5,200                52,000                 129,500

William O. McCoy                N/A                  N/A                  85,333

Thomas R. Williams            5,200                52,000              1   31,000


* Information is as of December 31, 199   6     for 2   35     funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
***    Prior to December 31, 1996, Richard J. Flynn and Edward H. Malone
served on the Board of Trustees.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
   Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of November 30, 1996, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
FMR is responsible for the payment of all expenses of each fund with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor and interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; each fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of each fund with the following exceptions: fees and expenses of all Trustees of the trust who are not "interested persons" of the trust or FMR (the non-interested Trustees); interest on borrowings; taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated February 28, 1992 (money market fund), and January 1, 1992 (bond fund), respectively. The money market fund's management contract was approved by Fidelity Court Street Trust as sole shareholder of the fund on February 28, 1992, in conjunction with an Agreement and Plan of Conversion to convert the fund from a series of a Massachusetts business trust to a series of a Delaware trust. The Agreement and Plan of Conversion was approved by public shareholders of the fund on December 11, 1991. Besides reflecting the fund's redomiciling, the February 28, 1992 contract is identical to the fund's prior management contract with FMR, which was approved by FMR as sole shareholders on March 1, 1991. The bond fund's management contract was approved by shareholders on December 11, 1991.
For the services of FMR under each contract, each fund pays FMR a monthly management fee at the annual rate of .50% (money market fund) and .55% (bond fund), respectively, of average net assets throughout the month. Fees received by FMR for the last three fiscal years are shown in the table below.

                                Fiscal Year                           Amount of Credits             Management Fees
                                       Ended November    30,          Reducing Management Fees              Paid to FMR   *

Spartan CT    Muni Money        1996                                   $ 8,109                           $ 903,635

                                1995                                    --                               $     812,383

                                1994                                    --                               $     803,448



Spartan CT    Muni     Income   1996                                   $ 99,479                          $ 1,861,384

                                1995                                    --                                   $        1,875,183

                                1994                                    --                                   $        2,172,808


   * After reduction of fees and expenses paid by the fund to the non-interested Trustees.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield. During the fiscal periods reported, FMR voluntarily agreed to reimburse certain funds to the extent that the fund's aggregate operating expenses were in excess of an annual rate of its average net assets. The table below identifies the funds in reimbursement; the levels of and periods for such reimbursement; the amount of management fees incurred under each contract before reimbursement; and the dollar amount reimbursed by FMR, if any, for each period.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
From                         To                     Expense Limitation

 September 1, 1993            September 30, 1993    .40%

 August 1, 1993               August 31, 1993       .30%

 July 1, 1993                 July 31, 1993         .25%

 June 1, 1993                 June 30, 1993         .20%

 May 1, 1993                  May 31, 1993          .15%

 March 1, 1993                April 30, 1993        .10%

 September 1, 1992            February 28, 1993     .05%

                             Management Fee
Fiscal Year Ended November   Before Reimbursement   Amount of Reimbursement

1993                          $ 641,483              $ 331,281

To defray shareholder service costs, FMR or its affiliates also collect each fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and $2.00 checkwriting charge. Shareholder transaction fees and charges collected by FMR are indicated in the table below.

                         Period                             Account                                         Checkwriting
                         Ended     Exchange Fees            Closeout                 Wire Fees                 Fees
                         Month                              Fees                                                   (Money Market
                                                                                                            Fund Only   )

Spartan CT Muni Money    1996          $ 725                    $ 207                    $ 225                  $ 1,596

                         1995          $ 880                    $ 268                    $ 355                  $ 1,722

                         1994              $        1,355           $        285             $        590       $ 2,044



Spartan CT Muni Income   1996          $ 2,035                  $ 1,205                  $ 250

                         1995          $ 2,285                  $ 1,435                  $ 300

                         1994              $        5,375           $        1,857           $        610


SUB-ADVISER. On behalf of Spartan Connecticut Municipal Money Market Fund, FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated January 1, 1992, which was approved by shareholders on December 11, 1991, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with Spartan Connecticut Municipal Money Market Portfolio, after payments by FMR pursuant to the fund's 12b-1 plan,if any. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. On behalf of Spartan Connecticut Municipal Money Market Portfolio, for the fiscal years ended November 1996, 1995, and
1994, FMR paid FMR Texas fees of $   451,818    , $406,192, and $401,724,
respectively.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of the funds (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of each fund. In addition, each Plan provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of each fund, or to third parties, including banks, that render shareholder support services.
Payments made by FMR to third parties during the fiscal year ended
   November 30, 1996     amounted to $   257     for the bond fund, and
$   0     for the money market fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plans do not authorize payments by a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The money market fund's plan was approved by Fidelity Court Street Trust on February 28, 1992 as the then sole shareholder of the fund, pursuant to an Agreement and Plan of Conversion approved by public shareholders of the fund on December 11, 1991. The bond fund's plan was approved by shareholders on November 16, 1988.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is each fund's custodian and transfer agent. UMB has entered into sub-contracts with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for each fund. Under this arrangement, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. FSC also collects small account fees from certain accounts with balances of less than $2,500. UMB has additional sub-contracts with FSC, pursuant to which FSC performs the calculations necessary to determine each fund's NAV and dividends and maintains each fund's accounting records. For pricing and bookkeeping services, FSC receives a fee based on each fund's average net assets. UMB is entitled to reimbursement from FMR for fees paid to FSC because FMR must bear these costs pursuant to its management contract with each fund.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUSTS
TRUSTS' ORGANIZATION. Spartan Connecticut Municipal Money Market Fund is a fund (series) of Fidelity Court Street Trust II (the Delaware trust), an open-end management investment company originally organized as a Delaware business trust on June 20, 1991. Currently, there are four funds of the Delaware Trust: Fidelity Connecticut Municipal Money Market Fund, Spartan Connecticut Municipal Money Market Fund, Spartan Florida Municipal Money Market Fund, and Fidelity New Jersey Municipal Money Market Fund. The Delaware trust's Trust Instrument permits the Trustees to create additional funds.
Spartan Connecticut Municipal Income Fund is a fund (series) of Fidelity Court Street Trust (the Massachusetts Trust), an open-end management investment company organized as a Massachusetts business trust on April 21, 1977. On August 1, 1987, the Massachusetts Trust's name was changed from Fidelity High Yield Municipals to Fidelity Court Street Trust. Currently, there are four funds of the Massachusetts Trust: Spartan Connecticut
Municipal Income Fund, Fidelity    Municipal Income Fund    , Spartan
Florida Municipal Income Fund, and Spartan New Jersey Municipal Income Fund. The Massachusetts trust's Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be investment adviser to a trust or any of its funds, the right of the trust or the fund to use the identifying names "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for ant misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of their respective trusts. Expenses with respect to the trusts are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Boards of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
SHAREHOLDER AND TRUSTEE LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust and requires that a disclaimer be given in each contract entered into or executed by the Delaware trust or its Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees shall not be personally liable to any person other than the Delaware trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS - BOTH TRUSTS. Each fund's capital consists of shares of beneficial interest. As a shareholder of the Massachusetts trust, you receive one vote for each dollar value of net asset value you own. As a shareholder of the Delaware trust, you receive one vote for each share you own. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose on voting on removal of one or more Trustees.
A trust or any fund may be terminated upon the sale of its assets to (or, in the case of the Delaware trust and its funds, merger with) another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund (for the Delaware trust), as determined by the current value of each shareholder's investment in the fund or trust (for the Massachusetts trust); however, the Trustees of the Delaware trust may, without prior shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Delaware trust to merge or consolidate into one or more trusts, partnerships, or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Delaware trust registration statement, or cause the Delaware trust to be incorporated under Delaware law. Each fund may also invest all of its assets in another investment company.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts (bond fund) and 1999 Bryan Street, Dallas, Texas (money market fund) serves as the trusts' independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal
year ended November 30,    199    6, and the report of the    auditors
thereon are included in the funds' Annual Report, which is a separate report supplied with this Statement of Additional Information. Each fund's financial statements, financial highlights, and the report of the auditors thereon are incorporated herein by reference.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
Fidelity Court Street II Trust:
Spartan Florida Municipal Money Market Fund

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Funds at a Glance; Who May Want
                                              to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Funds at a Glance; Investment Principles and
                                              Risks

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page: The Funds at a Glance; Charter;
                                              Doing Business with Fidelity

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page: Charter

      f      ..............................   Expenses

      g      i.............................   Charter

             ii............................   *
             .

5     A      ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    *

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page: Charter

      b      ..............................   Expenses; How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable


CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Description of the Trusts

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a       i...........................   FMR; Portfolio Transactions

                 ii..........................   Trustees and Officers

                 iii.........................   Management Contracts

         b       ............................   Management Contracts

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   Distribution and Service Plans

         g       ............................   *

         h       ............................   Description of the Trusts

         i       ............................   Contracts with FMR Affiliates

17       a-d     ............................   Portfolio Transactions

         e       ............................   *

18       a       ............................   Description of the Trusts

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22       a       ............................   Performance

         b       ............................   Performance

23               ............................   Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy
of    each fund's     most recent financial report and portfolio listing,
or a copy of the Statement of Additional Information (SAI) dated January 22, 1997. The SAI has been filed with the Securities and Exchange
Commission (SEC) and    is available along with other related materials on
the SEC's Internet Web site (http://www.sec.gov). The SAI     is
incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888. Investments in the money market fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
   The Spartan Florida Municipal Money Market Fund may invest a significant percentage of its assets in the securities of a single issuer and therefore may be riskier than other types of money market funds.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
 SFC-pro-0197

SPARTAN(REGISTERED TRADEMARK)
FLORIDA
MUNICIPAL
FUNDS
Each fund seeks a high level of current income free from federal income tax and exemption from the Florida intangible tax.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET
   (fund number 428, trading symbol FSFXX)
invests in high-quality, short-term municipal money market securities and is designed to maintain a stable $1.00 share price.
SPARTAN FLORIDA MUNICIPAL INCOME
   (fund number 427, trading symbol FFLIX)
seeks to provide higher yields by investing in a broader range of municipal securities.
PROSPECTUS
JANUARY 22, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109


CONTENTS


KEY FACTS                       THE FUNDS AT A GLANCE

                                WHO MAY WANT TO INVEST

                                EXPENSES Each fund's yearly
                                operating expenses.

                                FINANCIAL HIGHLIGHTS A summary
                                of each fund's financial data.

                                PERFORMANCE How each fund has
                                done over time.

THE FUNDS IN DETAIL             CHARTER How each fund is
                                organized.

                                INVESTMENT PRINCIPLES AND RISKS
                                Each fund's overall approach to
                                investing.

                                BREAKDOWN OF EXPENSES How
                                operating costs are calculated and
                                what they include.

YOUR ACCOUNT                    DOING BUSINESS WITH FIDELITY

                                TYPES OF ACCOUNTS Different
                                ways to set up your account.

                                HOW TO BUY SHARES Opening an
                                account and making additional
                                investments.

                                HOW TO SELL SHARES Taking money
                                out and closing your account.

                                INVESTOR SERVICES Services to
                                help you manage your account.

SHAREHOLDER AND                 DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES                AND TAXES

                                TRANSACTION DETAILS Share price
                                calculations and the timing of
                                purchases and redemptions.

                                EXCHANGE RESTRICTIONS

   KEY FACTS


THE FUNDS AT A GLANCE
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now
America's largest mutual fund manager. FMR Texas Inc.    (FMR Texas), a
subsidiary of FMR, chooses investments for Spartan Florida Municipal Money
Market.
As with any mutual fund, there is no assurance that a fund will achieve its goal.
SPARTAN FLORIDA MONEY
GOAL: High current tax-free income, and exemption from the Florida intangible tax while maintaining a stable $1.00 share price.
STRATEGY: Invests mainly in high-quality, short-term municipal money market securities whose interest is free from federal income tax and the Florida intangible tax.
SIZE: As of November 30, 199   6    , the fund had over $   402     million
in assets.
SPARTAN FLORIDA INCOME
GOAL: High current tax-free income, and exemption from the Florida intangible tax.
STRATEGY: Invests normally in investment-grade municipal securities whose interest is free from federal income tax and the Florida intangible tax.
SIZE: As of November 30, 199   6,     the fund had over $   391     million
in assets.
WHO MAY WANT TO INVEST
These non-diversified funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal income tax and exemption from the Florida intangible tax. Each fund's level of risk and potential reward, depend on the quality and maturity of its investments. Spartan Florida Municipal Money Market is managed to keep its share price stable at $1.00. Spartan Florida Municipal Income, with its broader range of investments, has the potential for higher yields, but also carries a higher degree of risk. You should consider your investment objective and tolerance for risk when making an investment decision.
The value of the funds' investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other federal and state political and economic news. When you sell your shares of Spartan Florida Municipal Income, they may be worth more or less than what you paid for them. By themselves, these funds do not constitute a balanced investment plan.
The Spartan family of funds is designed for cost-conscious investors looking for higher yields through lower costs. The Spartan Approach(registered trademark) requires investors to make high minimum investments and, in some cases, to pay for individual transactions. EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy,
sell   ,     or exchange shares of a fund.    In addition, you may be
charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details" page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases
and reinvested distributions     None
   Deferred sales charge on redemptions     None
Redemption fee (as a % of amount redeemed
on shares held less than 180 days)
for Spartan Florida Money None
for Spartan Florida Income    .    50%
Exchange and wire transaction fees $5.00
Checkwriting fee, per check written available
for Spartan Florida Municipal Money Market $2.00
Account closeout fee $5.00
Annual account maintenance fee
(for accounts under $2,500) $12.00
THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. Expenses are factored into each fund's share price or dividends and are not charged directly to shareholder accounts (see page ).
   The following figures are based on historical expenses, and are calculated as a percentage of average net assets. Each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .47% for Spartan Florida Municipal Money Market and .54% for Spartan Florida Municipal Income.
SPARTAN FLORIDA MONEY
Management fee                0.50
                                  %

12b-1 fee                  None

Other expenses                0.00
                                  %

Total operating expenses      0.50
                                  %

SPARTAN FLORIDA INCOME
Management fee                0.55
                                  %

12b-1 fee                  None

Other expenses                0.00
                                  %

Total operating expenses      0.55
                                  %

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period:
SPARTAN FLORIDA MONEY
      Account    Account
      open       closed

   After 1 year         $    5              $    10

   After 3 years        $    16             $    21

   After 5 years        $    28             $    33

   After 10 years       $    63             $    68

SPARTAN FLORIDA INCOME
      Account    Account
      open       closed

   After 1 year         $    6              $    11

   After 3 years        $    18             $    23

   After 5 years        $    31             $    36

   After 10 years       $    69             $    74

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report   s a    nd
have been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the financial statements and financial highlights are
included in the Annual Repor   ts.     The financial statements and
financial highlights are incorporated by reference into (are legally a part of) the funds' Statement of Additional Information.
   SPARTAN FLORIDA MUNICIPAL MONEY MARKET



    Selected Per-Share Data and
 Ratios

 Years ended November 30               1996          1995          1994          1993          1992 E



    Net asset value, beginning of      $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
 period

 Income from Investment                .031          .035          .024          .025          .008
 Operations
  Net interest income

 Less Distributions                    (.031)        (.035)        (.024)        (.025)        (.008)
  From net interest income

 Net asset value, end of period        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

 Total return B                        3.17%         3.57%         2.47%         2.51%         .78%

 Net assets, end of period (000        $ 402,278     $ 363,396     $ 337,530     $ 306,741     $ 49,467
 omitted)

 Ratio of expenses to average net      .50%          .50%          .46%          .18%          .00%
 assets                                                            C             C             C

 Ratio of expenses to average net      .47%          .50%          .46%          .18%          .00%
 assets                                 D
 after expense reductions

 Ratio of net interest income to       3.15%         3.52%         2.43%         2.48%         2.91%
 average net assets                                                                                                    A


       A    ANNUALIZED
    B    TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
    C    FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    D    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
    E    AUGUST 24, 1992 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1992
SPARTAN FLORIDA MUNICIPAL INCOME



    Selected Per-Share Data and
 Ratios

 Years ended November 30               1996          1995         1994E         1993          1992F

 Net asset value, beginning of         $ 11.180      $ 9.740      $ 11.290      $ 10.520      $ 10.000
 period

 Income from Investment                .546          .573         .587          .615          .459
 Operations
  Net interest income

  Net realized and unrealized gain     .054          1.439        (1.352)       .777          .514
 (loss)

  Total from investment operations     .600          2.012        (.765)        1.392         .973

 Less Distributions                    (.546)        (.573)       (.587)        (.615)        (.459)
  From net interest income

  From net realized gain               (.005)        --           (.200)        (.010)        --

  Total distributions                  (.551)        (.573)       (.787)        (.625)        (.459)

  Redemption fees added to paid        .001          .001         .002          .003          .006
 in capital

 Net asset value, end of period        $ 11.230      $ 11.180     $ 9.740       $ 11.290      $ 10.520

 Total return B                        5.59%         21.09        (7.19)        13.52%        9.94%
                                                     %            %

 Net assets, end of period (000        $ 391,130     $ 395,99     $ 335,551     $ 428,367     $ 237,109
 omitted)                                                  1

 Ratio of expenses to average net      .55%          .55          .54%          .25%          .03%A
 assets                                              %            C             C             ,C

 Ratio of expenses to average net      .54%          .55          .54%          .25%          .03%A
 assets                                D             %
 after expense reductions

 Ratio of net interest income to       4.96%         5.37         5.49%         5.52%         6.25%A
 average net assets                                  %

 Portfolio turnover rate               28%           65           49%           50%           38%A
                                                     %


       A    ANNUALIZED
    B    TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
    C    FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
    D    FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
    E    EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
    F    MARCH 16, 1992 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30,
1992
PERFORMANCE
Mutual fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of any transaction fees you may have paid. The figures would be lower if fees were taken into account.
Each fund's fiscal year runs from December 1 through November 30. The tables below show each fund's performance over past fiscal years compared to different measures, including a comparative index and a competitive
funds average    for the bond fund and a measure of inflation for the money
market fund    . Data for the comparative index for Spartan Florida
Municipal Income is available only from June 30, 1993 to the present. The
chart on page         presents calendar year performance for the bond fund
and does not include the effect of the $5 account closeout fee.

UNDERSTANDING
PERFORMANCE
YIELD illustrates the income
earned by a fund over a
recent period. Seven-day
yields are the most common
illustration of money market
performance. 30-day yields
are usually used for bond
funds. Yields change daily,
reflecting changes in interest
rates.
TOTAL RETURN reflects both
the reinvestment of income
and capital gain
distributions, and any
change in a fund's share
price.
(checkmark)
   AVERAGE ANNUAL TOTAL RETURNS

   Fiscal periods ended                                      Past 1          Life of
   November 30, 1996                                           year            fund

   Spartan Florida Municipal Money                            3.17%            2.92%A
   Market Fund

   Consumer Price Index                                       3.26%            n/a

   Spartan Florida Municipal Income                           5.59%            8.68%B
   Fund

   Lehman Brothers Florida Municipal Bond                     5.57%            n/a
   Index

   Lipper Florida Municipal Debt Funds                        4.69%            n/a
   Average


   CUMULATIVE TOTAL RETURNS

   Fiscal periods ended                                      Past 1          Life of
   November 30, 1996                                          year             fund

   Spartan Florida Municipal Money                            3.17%            13.11%A
   Market Fund

   Consumer Price Index                                       3.26%            n/a

   Spartan Florida Municipal Income                           5.59%            48.09%B
   Fund

   Lehman Brothers Florida Municipal Bond                     5.57%            n/a
   Index

   Lipper Florida Municipal Debt Funds                        4.69%            n/a
   Average


   A FROM AUGUST 24, 1992 (COMMENCEMENT OF OPERATIONS)
B FROM MARCH 16, 1992 (COMMENCEMENT OF OPERATIONS)
EXPLANATION OF TERMS
TOTAL RETURN is the change    in value of an investment over a give    n
period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a money market fund yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield. Yields for the bond fund are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
   LEHMAN BROTHERS FLORIDA MUNICIPAL BOND INDEX is a total return performance benchmark for Florida investment-grade municipal bonds with maturities of at least one year.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
   THE COMPETITIVE FUNDS AVERAGE for Spartan Florida Municipal Income is the Lipper Florida Municipal Debt funds average, which currently reflect the performance of over 81 mutual funds with similar investment objectives. This average, published by Lipper Analytical Services, Inc., excludes the effect of sales charges.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
       YEAR-BY-YEAR TOTAL RETURNS
Calendar years        1993 1994    1995
SPARTAN FLORIDA MUNICIPAL INCOME                 14.87    %    (6.7
4)    %    18.63    %
Lipper Florida Municipal Income Funds Average
   13.16    %    (7.67)    %    17.84    %
Consumer Price Index           2.75    %    2.67    %    2.54
    %
Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 14.87
Row: 9, Col: 1, Value: -6.74
Row: 10, Col: 1, Value: 18.63
(LARGE SOLID BOX) Spartan
Florida
Income
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal.        Spartan Florida Municipal
Money Market is a non-diversified fund of Fidelity Court Street Trust II.
Spartan Florida Municipal Income is        a non-diversified fund of
Fidelity Court Street Trust. Both trusts are open-end management investment companies. Fidelity Court Street Trust II was organized as a Delaware business trust on June 20, 1991. Fidelity Court Street Trust was organized as a Massachusetts business trust on April 21, 1977. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the
funds, and review    the funds'     performance. The majority of trustees
are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and
information about the proposals to be voted on.    For shareholders of
Spartan Florida Municipal Money Market, you are entitled to one vote for each share you own. For shareholders of Spartan Florida Municipal
Income    , the number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which chooses their investments and handles
their business affairs.    FMR Texas    , located in Irving, Texas, has
primary responsibility for providing investment management services for Spartan Florida Municipal Money Market.
FIDELITY FACTS
Fidelity offers the
broadest selection of mutual
funds in the world.
(solid bullet) Number of Fidelity mutual
funds: over 225
(solid bullet) Assets in Fidelity mutual
funds: over $435 billion
(solid bullet) Number of shareholder
accounts: over 29 million
(solid bullet) Number of investment
analysts and portfolio
managers: over 215
(checkmark)
   Jonathan Short is manager of Spartan Florida Municipal Income, which he has managed since May 1996. He also manages several other Fidelity Funds. Mr. Short joined Fidelity in 1990.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Company, Inc. (FSC) performs transfer
agent servicing functions for    each fund    .
FMR Corp. is the ultimate parent company of FMR and    FMR Texas    .
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is each fund's transfer agent, although it employs FSC to
perform these functions for    each fund.     UMB is located at 1010 Grand
Avenue, Kansas City, Missouri.
   A broker-dealer may use a portion of the commissions of each fund to reduce custodian or transfer agent fees for those funds. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
   EACH FUND'S INVESTMENT APPROACH
    MONEY MARKET FUNDS IN GENERAL.    The yield of a money market fund will
change daily based on changes in interest rates and market conditions. Money market funds follow industry-standard guidelines on the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that a money market fund will be able to maintain a stable $1.00 share price. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
    FIDELITY'S APPROACH TO MONEY MARKET FUNDS.    Money market funds earn
income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET seeks to earn high current income that is free from federal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal money market
securities of all types.    In addition, the fund may invest all of its
assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax.
    BOND FUNDS IN GENERAL.    The yield and share price of a bond fund
change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
    INTEREST RATE RISK.    In general, bond prices rise when interest rates
fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
    ISSUER RISK.    The price of a bond is affected by the credit quality
of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
    MUNICIPAL MARKET RISK.    Municipal securities are backed by the entity
that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes, as well as, uncertainties in the municipal market related to taxation or the rights of municipal securities holders.
    FIDELITY'S APPROACH TO BOND FUNDS.    The total return from a bond
includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
In structuring a bond fund, FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity. The performance of the fund will depend on how successful FMR is in pursuing this approach.
SPARTAN FLORIDA MUNICIPAL INCOME seeks high current income that is free
from federal income tax by investing in    investment-grade municipal
securities under normal conditions.
Although the fund does not maintain an average maturity within a specified range, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between 8 and 18 years.
Each fund normally invests at least 65% of its total assets in securities that are free from the Florida intangible tax, and normally invests so that at least 80% of its income distributions are derived from municipal securities whose interest is free from federal income tax. In addition, each fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax. Each fund's performance is affected by the economic and political conditions within the state of Florida. Because of the importance of foreign trade, agriculture, construction, and tourism in Florida, the state's economy is sensitive to trends in these industries.
The funds differ primarily with respect to the level of income provided and the stability of their share price. The money market fund seeks to provide income while maintaining a stable share price. The bond fund seeks to provide a higher level of income by investing in a broader range of securities. As a result, the bond fund does not seek to maintain a stable share price. As of November 30, 1996, the dollar-weighted average maturity for Spartan Florida Municipal Income was approximately 14.1 years. In addition, since the Spartan Florida Municipal Money Market concentrates its investments in Florida municipal securities, an investment in the Spartan Florida Municipal Money Market Fund may be riskier than an investment in other types of money market funds.
FMR may use various techniques to hedge a portion of the bond fund's risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of the bond fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. The funds do not expect to invest in federally taxable obligations and, while the funds may invest in out of state obligations, both expect to be exempt from the Florida intangible tax. Each fund also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information
about each fund's investments are contained in    a fund's SAI    .
Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal.
   Fund     holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a
fixed, variable   , or floating     rate of interest, and must repay the
amount borrowed at maturity.    Some     debt securities, such as zero
coupon bonds, do not pay        inter   est, but are sold at a discount
from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Spartan    Florida Municipal Income normally invests in
investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
STATE MUNICIPAL SECURITIES    include     municipal obligations issued by
the state of Florida or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state    municipal     securities include obligations of the U.S.
territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax
incentive   s.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities.
   They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ        various forms of
credit and liquidity enhancement, including letters of credit, guarantees,
puts and demand features, and insurance   ,     provided by    foreign or
domestic     entities such as banks and other financial institutions. These
arrangements expose a fund to the credit        risk of the entity
   providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price. In addition, in the case of foreign providers of credit or liquidity support, extensive public information about the provider may not be available, and unfavorable political, economic, or governmental developments could affect its ability to honor its commitment.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts,
financing leases, or sales agreements entered into by    a municipal
issuer. The value of these securities depends on many factors, including changes in market interest rates, the availability of information concerning the pool and its structure, prepayment expectations, the credit quality of the underlying assets, and the market's perception of the servicer of the loan pool, and any credit enhancement provided.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, often making the security's market value more volatile.
MUNICIPAL LEASE OBLIGATIONS are used by municipal issuers to acquire land,
equipment, or facilities. If the    issuer     stops making payments or
transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer
or    another party.     In exchange for this benefit,    a fund     may
accept a lower interest rate. The credit quality of the investment may be
affected by the    credit worthiness of the put provider. Demand features
and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource
recovery bonds often involve private corporations. The    economic
viability of a project or    changes in     tax incentives could affect the
   price     of these securities.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest
rates, or other factors that affect security    prices.     These
techniques may involve derivative transactions such as buying and selling options and futures contracts, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED    AND FORWARD PURCHASE OR SALE     TRANSACTIONS are trading
practices in which payment and delivery for    the security take place at a
later date than is customary for that type of security. The price of the security could change during this period.
    CASH MANAGEMENT.    A fund may invest in money market securities and in
a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
    RESTRICTIONS:    Spartan Florida Municipal Income Fund does not
currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive
t    o changes in the market value of a single issuer or industry.
RESTRICTIONS:    Each fund is     considered non-diversified. Generally, to
meet federal tax requirements at the close of each quarter, a fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government
securities    or investment company securities. Each     fund may invest
more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. A fund may borrow from banks or from other funds advised by FMR,
or through reverse repurchase agreements. If    a fund     borrows money,
its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET seeks as high a level of current income exempt from federal income tax, as is consistent with preservation of capital and liquidity by investing in high-quality, short-term municipal obligations.
SPARTAN FLORIDA MUNICIPAL INCOME seeks the highest level of current income, exempt from federal income tax, available from municipal bonds judged by FMR to be of investment-grade quality.
The fund may also invest a portion of its assets in bonds rated below investment-grade quality.
Each fund will normally invest so that at least 80% of its income distributions are free from federal income tax.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides
assistance with these services    for Spartan Florida Municipal Money
Market.
FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a management fee at a fixed annual rate of its average net assets:
 .50% for Spartan Florida Municipal Money Market and .55% for Spartan Florida Municipal Income.
FMR HAS A SUB-ADVISORY AGREEMENT with    FMR Texas    , which has primary
responsibility for providing investment management for Spartan Florida Municipal Money Market, while FMR retains responsibility for providing
other management services. FMR pays    FMR Texas     50% of its management
fee (before expense reimbursements) for these services.
FSC performs many transaction and accounting functions for the funds. These services include processing shareholder transactions and calculating each fund's share price. FMR, and not the funds, pays for these services.
To offset shareholder service costs, FMR or its affiliates also collect the funds' $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and, for Spartan Florida Municipal Money Market,
the $2.00 checkwriting charge. For fiscal year ended November    30,
    1996, these fees amounted to $   2,569    , $   503    , $   240    ,
and $   1,941    , respectively, for Spartan Florida Municipal Money Market
and $   1,460    , $   1,245    , and $   100    , respectively, for
Spartan Florida Municipal Income.
Each fund has adopted a Distribution and Service Plan. These plans recognize that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the funds do not pay FMR any separate fees for this service.
For fiscal year ended November    30,     1996   , t    he portfolio
turnover rate for Spartan Florida Municipal Income Fund was    28%    .
   This rate varies from year to year.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
   You may purchase or sell shares of the funds through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read the program materials for any special provisions, additional service features or fees that may apply to your investment in a fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
listed    in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
EACH FUND'S SHARE PRICE, called net asset value (NAV), is calculated every
business day. Spartan    Florida     Municipal Money Market is managed to
keep its share price stable at $1.00. Each fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or
by wire as described on page    .     If there is no application
accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $10,000
For Spartan Florida Municipal
Money Market  $25,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans   *     $500
MINIMUM BALANCE $5,000
For Spartan Florida Municipal
Money Market $10,000
   * FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory
Services. Refer to the    program     materials for details.






UNDERSTANDING THE
SPARTAN APPROACH(registered trademark)
Fidelity's Spartan Approach is
based on the principle that
lower fund expenses can
increase returns. The Spartan
funds keep expenses low in
two ways. First, higher
investment minimums reduce
the effect of a fund's fixed
costs, many of which are paid
on a per-account basis.
Second, unlike most mutual
funds that include transaction
costs as part of overall fund
expenses, Spartan
shareholders pay directly for
the transactions they make.
(checkmark)

                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to the complete
                      check payable to the                          name of the fund.
                      complete name of the                          Indicate your fund
                      fund of your choice.                          account number on
                      Mail to the address                           your check and mail to
                      indicated on the                              the address printed on
                      application.                                  your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) There may be a $5.00       (small solid bullet) There may be a $5.00
                      fee for each wire                               fee for each wire
                      purchase.                                       purchase.
                      (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify the complete
                      Bank Routing                                    name of the fund and
                      #021001033,                                     include your account
                      Account #00163053.                              number and your
                      Specify the complete                            name.
                      name of the fund and
                      include your new
                      account number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $5,000 worth of shares in the account ($10,000 for Spartan Florida Municipal Money Market) to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the
table    that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for    your account in Spartan Florida Municipal
Money Market,     you may write an unlimited number of checks. Do not,
however, try to close out your account by check.

                                                ACCOUNT TYPE   SPECIAL REQUIREMENTS

   IF YOU SELL SHARES OF SPARTAN FLORIDA MUNICIPAL INCOME AFTER HOLDING THEM LESS THAN
   180 DAYS, THE FUND WILL DEDUCT A REDEMPTION FEE EQUAL TO .50% OF THE VALUE OF THOSE
   SHARES. IF YOUR ACCOUNT BALANCE IS LESS THAN $50,000, THERE ARE FEES FOR INDIVIDUAL
   REDEMPTION TRANSACTIONS: $2.00 FOR EACH CHECK YOU WRITE AND $5.00 FOR EACH
   EXCHANGE, BANK WIRE, AND ACCOUNT CLOSEOUT.



Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received and
                                                                              accepted by Fidelity before 4
                                                                       p.m. Eastern time for money
                                                                       to be wired on the next
                                                                       business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $1,000.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)







24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT
ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
To reduce expenses, only one copy of most financial reports    and
prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of
financial reports, prospectuses,     or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. There may be a $5.00 fee for each exchange out of the funds, unless you place your transaction on Fidelity's automated exchange services.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for a home, educational expenses, and other long-term financial goals.
REGULAR INVESTMENT PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$500      Monthly or    (small solid bullet) For a new account, complete the
          quarterly     appropriate section on the fund
                        application.
                        (small solid bullet) For existing accounts, call
                        1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of
                        your investment, call 1-800-544-6666 at
                        least three business days prior to your
                        next scheduled investment date.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA

MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$500      Every pay    (small solid bullet) Check the appropriate box on the fund
          period       application, or call 1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization
                       form.


FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND

MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$500      Monthly,         (small solid bullet) To establish, call 1-800-544-6666 after
          bimonthly,       both accounts are opened.
          quarterly, or    (small solid bullet) To change the amount or frequency of
          annually         your investment, call 1-800-544-6666.


A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THAT FUND MAY NOT BE AN APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains earned by the bond fund are normally distributed in January and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options (three for Spartan Florida Municipal Money Market):
11. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
12. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for each dividend distribution. This option is not available for Spartan Florida Municipal Money Market.
13. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
14. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the funds' tax implications. UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
Each fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
TAXES ON DISTRIBUTIONS. Interest income that a fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
Each fund has received a ruling from the Florida Department of Revenue that, if on the close of business on the last business day of any calendar year, a fund's assets consist solely of those exempt from Florida intangible tax, shares of the fund owned by Florida residents will be exempt from the tax. Items exempt from Florida intangible tax include Florida municipal obligations, certain obligations of the U.S. government or its agencies, territories, and possessions, and cash.
In the event a fund owns any asset on that day that is subject to the Florida Intangible tax, all or a portion of the value of a fund's shares will be subject to the tax. In order to assure exemption of each fund's shares from the tax, FMR would seek to sell or dispose of any non-qualifying assets on or before the last business day of the calendar year. As a result, a fund could potentially receive a lower price for the securities sold or incur additional costs or taxable capital gains.
During fiscal year ended November    30, 1996, 100%     of each fund's
income dividends was free from federal income tax and the Florida
intangible tax.    28.56%     of the Spartan Florida Municipal Money
Market's and    11.49%     of Spartan Florida Municipal Income's income
dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your bond fund redemptions    -     including
exchanges to other Fidelity funds    -     are subject to capital gains
tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when    a fund has realized but not
yet distributed capital gains,     you will pay the full price for the
shares and then receive a portion of the price back in the form of a taxable distribution.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The money market fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price. For the bond fund, assets are valued primarily on the basis of market quotations, if available. Since market quotations are often unavailable, assets are usually valued by a method that the Board of Trustees believes accurately reflects fair value.
EACH FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) Spartan Florida Municipal Money Market reserves the right to limit all accounts maintained or controlled by any one person to a maximum total balance of $2 million.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE REDEMPTION FEE for Spartan Florida Municipal Income, if applicable, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining whether the fee applies.
THE FEES FOR INDIVIDUAL TRANSACTIONS are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting charge will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires, but it will apply to checkwriting.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
Th   is     fee will not be deducted from    Fidelity Brokerage accounts,
    retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity
exceed $   3    0,000. Eligibility for the $   3    0,000 waiver is
determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $5,000 ($10,000 for Spartan Florida Municipal Money Market), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed and the $5.00 account closeout fee will be charged.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

This prospectus is printed on recycled paper using soy-based inks. SPARTAN(registered trademark) FLORIDA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY COURT STREET TRUST II
SPARTAN FLORIDA MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
JANUARY 22, 1997
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus (dated January 22, 1997).    Ple    ase
retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year ended November 30, 1996, are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Special Considerations Affecting Florida

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Distribution and Service Plans

Contracts with FMR Affiliates

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (   FMR Texas    ) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)
Fidelity Service Co   mpany, Inc.     (FSC)
        SFC-ptb-0197
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
   A     fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting
securities" (as defined in the Investment Company Act of 1940    (the 1940
Act)    )        of the fund. However, except for the fundamental
investment limitations listed below the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND (MONEY MARKET FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three
years of conti    nuous operation
   (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's    policies     on quality and maturity, see the section
entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF SPARTAN FLORIDA MUNICIPAL INCOME FUND
(BOND FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund
curren    tly intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business
enterprises that, including predecessors, have a     record of less than
three years of continuous operation
   (ix) The fund doe    s not currently intend to invest in oil, gas, or
other mineral exploration or development programs or leases.
   (x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the bond fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
   The following pages contain more detailed information about the types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The bond fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a fund invest in federally taxable obligations, it would purchase securities that in FMR's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The bond fund's standards for high-quality, taxable obligations
are essentially the same as those described by Moody's Investors    Service
    (Moody's) in rating corporate obligations within its two highest
ratings of Prime-1 and Prime-2, and those described by Standard & Poor'   s
    (S&P 500) in rating corporate obligations within its two highest ratings of A-1 and A-2. The money market fund will purchase taxable obligations only if they meet its quality requirements.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the Florida state legislature that would affect the state tax treatment of the funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the funds' holdings would be affected and the Trustees would reevaluate the funds' investment objectives and policies.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options
discussed elsewhere in this    SAI,     may be changed as regulatory
agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
For the money market fund, FMR may determine some restricted securities and municipal lease obligations to be illiquid.
For the bond fund, investments currently considered to be illiquid include over-the-counter options. Also, FMR may determine some restricted securities and municipal lease obligations to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments for the money
market fund        are valued for purposes of monitoring amortized cost
valuation, and for the bond fund are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INDEXED SECURITIES. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. One example of indexed securities is inverse floaters.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM.    P    ursuant to an exemptive
order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates,
but e   ach fund currently intends to participate in this program onl    y
as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and a fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the
opposite direction from prevailing short-term interest rate levels    -
    rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities. LOWER-QUALITY MUNICIPAL SECURITIES. The bond fund may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.
While the market for Florida municipals is considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and the fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
   The     fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MARKET DISRUPTION RISK.    T    he value of municipal securities may be
affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the money market fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL SECTORS:
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and
(f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack
of water supply due to insufficient rain,    run-off, or snow pack     is a
concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY.    Pu    rsuant to procedures adopted by the Board of
Trustees, the money    market fund     may purchase only high-quality
securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy
proceedings)   .
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the money market fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities. Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments. TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for the funds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
       VARIABLE AND FLOATING RATE SECURITIES    provide for periodic
adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. A fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt and, accordingly, a fund intends to purchase these instruments based on opinions of bond counsel. A fund may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL CONSIDERATIONS AFFECTING FLORIDA
THE STATE BUDGET. The State operates under a   n annual     budget. Under
the State Constitution and applicable statutes, the State budget as a whole and each separate fund within the State budget, must be kept in balance from currently available revenues during each State fiscal year. (The State's fiscal year runs from July 1 through June 30.) The Governor and the Comptroller of the State are charged with the responsibility of ensuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any State fund.
The financial operations of the State covering all receipts and
expenditures are maintained through the use of    four     types of funds;
the General Revenue Fund, Trust Funds, Working Capital Fund    and Budget
Stabilization Fund    . The majority of the State's tax revenues are
deposited in the General Revenue Fund and moneys    for all funds     are
expended pursuant to appropriations acts. In fiscal year
199   5    -199   6    , expenditures for education, health and welfare,
and public safety represented approximately    51    %,    31    %, and
1   4    % respectively, of expenditures from the General Revenue Fund. The
Trust Funds consist of moneys received by the State which, under law or trust agreement, are segregated for a purpose authorized by law. Revenues in the General Revenue Fund exceeding the amount needed to meet appropriations may be transferred to the Working Capital Fund.
REVENUES. Estimated revenues of $14,   651    .7 million for 1995-96
represent an increase of    7.4    % over revenues for 1994-95. Estimated
revenues for 1996-97 of $15,   566    .   9     million represent an
increase of 6   .2    % over 1995-1996.
In fiscal year 19   95    -199   6    , the State derived approximately 66%
of its total direct revenues for deposit in the General Revenue Fund, Trust Funds, and Working Capital Fund from State taxes and fees. Federal grants and other special revenues account for the remaining revenues. The greatest single source of tax receipts in the State is the 6% sales and use tax. For
the fiscal year ended June 30, 199   6    , receipts from the sales and use
tax totaled $1   1    ,   461     million, an increase of approximately
   7.4    % over fiscal year 199   4    -9   5    . The second largest
source of State tax receipts is the tax on motor fuels including the tax receipts distributed to local governments. Receipts from the taxes on motor fuels are almost entirely dedicated to trust funds for specific purposes and are not included in the General Revenue Fund. For the fiscal year ended
June 30, 199   6    , preliminary data estimate the collections of this tax
in the amount of $1,   92    3.   0     million.
The State currently does not impose a personal income tax. However, the State does impose a corporate income tax on the net income of corporations, organizations, associations, and other artificial entities for the privilege of conducting business, deriving income, or existing within the
State. For the fiscal year ended June 30, 199   6    , receipts from the
corporate income tax totaled $1,   162    .   7     million, an increase of
approximately    9.3    % from fiscal year 199   4    -9   5    . The
Documentary Stamp Tax collections totaled $   775.2     million during
fiscal year 199   5    -9   6    , an increase of approximately
11.   5    % over fiscal year 199   4    -9   5    . The Alcoholic Beverage
Tax, an excise tax on beer, wine, and liquor, totaled $4   41    .   5
million in fiscal year ended June 30, 199   6    . The Florida lottery
produced sales of $2.   07     billion of which $   78    8.   1
million was used for education in fiscal year 1994-95.
While the state does not levy ad valorem taxes on real property or tangible personal property, counties, municipalities, and school districts are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. Under the State Constitution, ad valorem taxes may not be levied by counties, municipalities, school districts, and water management districts in excess of the following respective millages upon the assessed value of real estate and tangible personal property: for all county purposes, 10 mills; for all municipal purposes, 10 mills; for all school purposes, 10 mills; and for water management purposes, either 0.05 mill or
1.0 mill, depending upon geographic location. These millage limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. (Note: one mill equals one-tenth of one cent.)
The State Constitution and statutes provide for the exemption of homesteads from certain taxes. The homestead exemption is an exemption from all taxation, except for assessments for special benefits, up to a specific amount of the assessed valuation of the homestead. This exemption is available to every person who has the legal or equitable title to real estate and maintains thereon his or her permanent home. All permanent residents of the State are currently entitled to a $25,000 homestead exemption from levies by all taxing authorities, however, such exemption is subject to change upon voter approval.
On November 3, 1992, the voters of the State of Florida passed an amendment to the Florida Constitution establishing a limitation on the annual increase in assessed valuation of homestead property, commencing January 1, 1994, of the lesser of 3% or the increase in the Consumer Price Index
during the relevant year, except in the event of a    change of ownership
or homestead status     thereof during such year, and except as to
improvements thereto during such year. The amendment did not alter any of the millage rates described above.
Since municipalities, counties, school districts, and other special purpose units of local governments with power to issue general obligation bonds have authority to increase the millage levy for voter approved general obligation debt to the amount necessary to satisfy the related debt service requirements, the amendment is not expected to adversely affect the ability of these entities to pay the principal of or interest on such general obligation bonds. However, in periods of high inflation, those local government units whose operating millage levies are approaching the constitutional cap and whose tax base consists largely of residential real estate, may, as a result of the above-described amendment, need to place greater reliance on non-ad valorem revenue sources to meet their operating budget needs.
At the November 1994 general election, voters approved an amendment to the State Constitution that limits the amount of taxes, fees, licenses, and charges imposed by the Legislature and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average
annual rate of growth in Florida personal income over the    previous five
years     times the    maximum amount of     state revenues    permitted
under the caps     for the prior fiscal year. The revenues allowed for any
fiscal year can be increased by a two-thirds vote of the Legislature. The
limit w   as     effective with    the start of     fiscal year 1995-96.
Any excess revenues generated will be deposited in the    B    udget
   S    tabilization    F    und   .     Included among the categories of
revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to State bonds.
STATE BONDS. The State Constitution does not permit the State to issue debt obligations to fund governmental operations. Generally, the State Constitution authorizes State bonds pledging the full faith and credit of the State only to finance or refinance the cost of State fixed capital outlay projects, upon approval by a vote of the electors, and provided that the total outstanding principal amount of such bonds does not exceed 50% of the total tax revenues of the State for the two preceding fiscal years. Revenue bonds may be issued by the State or its agencies without a vote of the electors only to finance or refinance the cost of State fixed capital outlay projects which are payable solely from funds derived directly from sources other than State tax revenues.
Exceptions to the general provisions regarding the full faith and credit pledge of the State are contained in specific provisions of the State Constitution which authorize the pledge of the full faith and credit of the State, without electorate approval, but subject to specific coverage requirements, for certain road projects, county education projects, State higher education projects, the State system of public education, construction of air and water pollution control and abatement facilities, solid waste disposal facilities, and certain other water facilities.
LOCAL BONDS. The State Constitution provides that counties, school districts, municipalities, special districts, and local governmental bodies with taxing powers may issue debt obligations payable from ad valorem taxation and maturing more than 12 months after issuance, only (i) to finance or refinance capital projects authorized by law, provided that electorate approval is obtained; or (ii) to refund outstanding debt obligations and interest and redemption premium thereon at a lower net average interest cost rate.
Counties, municipalities, and special districts are authorized to issue revenue bonds to finance a variety of self-liquidating projects pursuant to the laws of the State. Such revenue bonds are to be secured by and payable from the rates, fees, tolls, rentals, and other charges for the services and facilities furnished by the financed projects. Under State law, counties and municipalities are permitted to issue bonds payable from special tax sources for a variety of purposes, and municipalities and special districts may issue special assessment bonds.
THE STATE ECONOMY. The State has grown dramatically since 1980 and ranks
fourth among the 50 states with an estimated population of 1   4.1
million, an increase of approximately 4   5    % since 1980. Since the
beginning of the eighties, Florida has surpassed Ohio, Illinois, and Pennsylvania in total population. Florida's attraction as both a growth and retirement state, has kept net migration fairly steady with an average of
2   27,0    00 new residents each year from 1985 through 199   5    . Since
1985, the prime working age population (18-44) has grown at an average annual rate of 2.2%. Florida's total working age population (18-59) comprises 54% of the total state population. Non-farm employment grew by
approximately 3   6    % since 198   6    . The service sector is Florida's
largest employment sector, presently accounting for 8   7    % of total
non-farm employment. Manufacturing jobs in Florida are concentrated in the area of high-tech and value added sectors, such as electrical and electronic equipment as well as printing and publishing. Florida's manufacturing sector has kept pace with the United States, at about
2.   6    % of total United States manufacturing employment since the
   beginning of the nineties    . Foreign Trade has contributed
significantly to Florida's employment growth. Florida's dependence on highly cyclical construction and construction related manufacturing has declined. Total contract construction employment as a share of total
non-farm employment has fallen from 10% in 1973 to 7   .5    % in 1980 to
5% in 199   5    . Although the job creation rate for the State of Florida
since 198   6     is    almost twice     the rate for the nation as a
whole, since 1989 the unemployment rate for the State has    tracked at or
above     the national average. The average rate of unemployment for
Florida since 198   6     is 6.   2    %, while the national average is
   also     6.   2    %. Because Florida has a proportionately greater
retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and pension benefits) are a
relatively more important source of income. In 199   5    , Florida
employment income represented 6   0    .   6    % of total personal income,
while nationally, employment income represented 7   0.8    % of total
personal income.
The ability of the State and its local units of government to repay indebtedness may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism, and investment capital. The central and northern portions of the State are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions, or other agriculture-related problems. The State economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.
The foregoing information regarding the State and its local units of government constitutes only a brief summary and does not purport to be a complete description of the matters covered. This summary is based solely upon information drawn from official statements relating to offerings of general obligation bonds of the State and has not been independently verified.
   SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase. Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year,
(i) 80% or more of its gross income from sources within Puerto Rico, and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the
Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the fund's
management contract. In the case of the money market    fund    , FMR has
granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal years ended November 30, 1996 and 1995, the portfolio
turnover rates were    28% and 65%,     respectively for Spartan Florida
Municipal Income.
   For the fiscal years ended November 30, 1996, 1995 and 1994, the funds paid no brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
BOND FUND. Valuations of portfolio securities furnished by the pricing service employed by the bond fund are based upon a computerized matrix system or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the fund and FSC under the general supervision of the Board of Trustees. There are a number of pricing services available, and the Trustees, or officers acting on behalf of the Trustees, on the basis of on-going evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part. Futures contracts and options are valued on the basis of market quotations, if available.
MONEY MARKET FUND. The fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Valuing the fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the Investment Company Act of 1940. The fund must adhere to certain conditions under Rule 2a-7; these conditions are summarized in the Prospectus.
The Board of Trustees of the trust oversee FMR's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the fund's net asset value (NAV) at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the money market fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
During periods of declining interest rates, the fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the fund would be able to obtain a somewhat higher yield than would result if the fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A bond fund's share price, and each fund's yield and total return fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The money market fund also may calculate a compound effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money market funds, as required by regulation.
For the bond fund, yields are computed by dividing the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the fund's net asset value per share (NAV) at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect the fund's .50% redemption fee, which applies to shares held less than 180 days. Income is calculated for purposes of the bond fund's yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
Income calculated for the purposes of determining the bond fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the bond fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for 199   7    . It shows the
approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical
tax-exempt obligations yielding from    2.0    % to    8.0    %. Of course,
no assurance can be given that a fund will achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.

   1997 TAX RATES AND TAX-EQUIVALENT YIELDS

   Taxable Income*                           Federal If individual tax-exempt yield is:

                                             Marginal2.00% 3.00%     4.00%     5.00%  6.00%          7.00%          8.00%

   Single Return    Joint Return             Rate**    Then taxable equivalent yield is:

   $0-$24,650          $0-$41,200            15%    2.35%  3.53%        4.71%  5.88%  7.06%          8.24%           9.41%

   $24,651-$59,750   $41,201-$99,600         28%    2.78%  4.17%        5.56%  6.94%  8.33%          9.72%           11.11%

   $59,751-$124,650  $99,601-$151,750     31%       2.90%  4.35%        5.80%  7.25%  8.70%          10.14%          11.59%

   $124,651-$271,050 $151,751-$271,050    36%       3.13%  4.69%        6.25%  7.81%  9.38%          10.94%          12.50%

   $271,051- +         $271,051- +           39.6%  3.31%  4.97%        6.62%  8.28%  9.93%          11.59%          13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Each fund may invest a portion of its assets in obligations that are subject to the Florida intangible tax or federal income tax. When a fund invests in obligations subject to the federal income tax, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free. TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may or may not include the effect of the bond fund's .50% redemption fee on shares held less than 180 days. Excluding the bond fund's redemption fee from a total return calculation produces a higher total return figure]. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration, and may omit or include the effect of the $5.00 account closeout fee.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the money market fund's 7-day yield, the bond fund's 30-day yield, each fund's tax-equivalent yield, and total returns for periods ended November 30, 1996. Total return figures include the effect of the $5.00 account closeout fee based on an
average size account, but not the bond fund's    .50    % redemption fee,
applicable to shares held less than    180     days.
The tax-equivalent yield is based on a    36%     federal    income     tax
rate   .     Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.
             Average Annual                      Cumulative
             Total Returns                        Total Returns




                                   Seven-Day          Tax-                One            Life of        One          Life of
                                   Yield              Equivalent          Year           Fund*          Year         Fund*
                                                      Yield



   Spartan Florida Municipal Money Market Fund
                                    3.18%              4.97%               3.17%          2.92%          3.17%       13.11%


   * From August 24, 1992 (commencement of operations).
                                                      Average Annual                     Cumulative
                                                      Total Returns                      Total Returns


                                   Thirty-Da          Tax-                One            Life of        One          Life of
                                   y                  Equivalent          Year           Fund*          Year         Fund*
                                   Yield              Yield



   Spartan Florida Municipal Income Fund
                                    4.66%              7.28%               5.59%          8.68%          5.59%        48.08%


   * From March 16, 1992 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods,
each fund's    life of fund     total returns would have been lower.
The following table   s     show the income and capital elements of each
fund's cumulative total return. The tables compare each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investment such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the period ended November 30, 1996, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates and bond prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a fund today. Tax consequences of different investments have not been factored into the figures below.
During the period from August 24, 1992 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Spartan Florida
Municipal Money Market Fund would have grown to $   11,311    .
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND   INDICES




Period Ended    Value of          Value of         Value of        Total             S&P               DJIA           Cost of
November 30     Initial           Reinvested       Reinvested      Value             500                              Living**
                $10,000           Dividend         Capital Gain
                Investment        Distributions    Distributions

   1996            $ 10,000          $ 1,311          $ 0             $ 11,311          $ 20,437          $ 22,374 $

       11,256

1995            $ 10,000          $ 964            $ 0             $ 10,964          $ 15,984          $ 17,042       $ 10,901

1994            $ 10,000          $ 586            $ 0             $ 10,586          $ 11,669          $ 12,252       $ 10,639

1993            $ 10,000          $ 331            $ 0             $ 10   ,    331   $ 11,548          $ 11,746       $ 10,348

1992*           $ 10,000          $ 78             $ 0             $ 10,078          $ 10,489          $ 10,241       $ 10,078


* From August 24, 1992 (commencement of operations).
** From month-end closest to initial investment date.
EXPLANATORY NOTES: With an initial investment of $10,000 in Spartan Florida Municipal Money Market Fund on August 24, 1992, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   11,311    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   1,234     for dividends. The fund did not distribute any
capital gains during the period. The figures in the table do not include the effect of the fund's $5.00 account closeout fee.
During the period from March 16, 1992 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Spartan Florida
Municipal Income Fund would have grown to $   14,809    .
SPARTAN FLORIDA MUNICIPAL INCOME FUND   INDICES




Period Ended    Value of          Value of         Value of        Total             S&P               DJIA            Cost of
November 30     Initial           Reinvested       Reinvested      Value             500                               Living**
                $10,000           Dividend         Capital Gain
                Investment        Distributions    Distributions







   1996            $ 11,230          $ 3,341          $ 238           $ 14,809          $ 21,169          $ 22,790     $11,386

1995            $ 11,180          $ 2,614          $ 231           $ 14,025          $ 16,556          $ 17,3   58     $ 11,027

1994            $ 9,740           $ 1,641          $ 201           $ 11,582          $ 12,087          $ 12,480        $ 10,761

1993            $ 11,290          $ 1,179          $ 11            $ 12,480          $ 11,962          $ 11,964        $ 10,467

1992*           $ 10,520          $ 474            $ 0             $ 10,994          $ 10,864          $ 10,431        $ 10,194


* From March 16, 1992 (commencement of operations).
** From month-end closest to initial investment date.
EXPLANATORY NOTES: With an initial investment of $10,000 in Spartan Florida Municipal Income on March 16, 1992 the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   13,443    . If distributions had not been reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   2,780     for dividends and $   215     for capital gain distributions.
The figures in the table do not include the effect of the fund's $5.00
account closeout fee,        or its .50% redemption fee applicable to
shares held less than 180 days.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of
distributions.    IBC's MONEY FUND REPORT AVERAGES(trademark)/ All-Tax
Free, which is reported in IBC's MONEY FUND REPORT(trademark), covers over 413 tax free money market funds. IBC's Bond Fund Report AverageS(trademark)/Municipal, which is reported in IBC's BOND FUND
REPORT(trademark), covers over 549     municipal bond funds. When
evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invest in longer-term instruments and their share prices change daily in response to a variety of factors.
A fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike tax-free mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many tax-free mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of November 30, 199   6,     FMR advised over $   28     billion in
tax-free fund assets, $   94     billion in money market fund assets,
$   308     billion in equity fund assets,    $60     billion in
international fund assets, and $   24     billion in Spartan fund assets.
The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   A fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's policies of investing so
that at least 80% of its income    distributions are     free from federal
income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of each fund's policy of investing so that at least 80% of its income distribution is free from federal income tax. The money market fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
FLORIDA TAX MATTERS. The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the funds will not be subject to any Florida income tax on distributions received from the fund. However, Florida does currently impose an income tax on limited liability companies and certain corporations. Consequently, distributions may be taxable to corporate and limited liability companies and shareholders.
The State of Florida currently imposes an "intangible tax" at the annual rate of two mills, or .20% on certain securities and other intangible personal property owned by Florida residents. With respect to the first mill, or first .10%, of the intangible tax, every natural person is entitled each year to an exemption of the first $20,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $40,000. With respect to the last mill, or last .10%, of the intangible tax, every natural person is entitled each year to an exemption of the first $100,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $200,000. Notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) are exempt from this intangible tax. If on the last business day of any year, the fund consists solely of such exempt assets, then the fund's shares will be exempt from the Florida intangible tax payable in the following year.
In order to take advantage of the exemption from the intangible tax in any year, a fund must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a fund in this fashion would likely reduce investment return and might exceed any increased investment return the fund achieved by investing in non-exempt assets during the year.
The foregoing is a general and abbreviated summary of certain provisions of Florida law. You should consult your tax adviser to determine the precise application of Florida or other state law to your particular situation. CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. The money market fund does not anticipate distributing long-term capital gains.
As of November 30, 1996, the money market fund had a capital loss
carryforward aggregating approximately $   37,100.     This loss
carryforward, of which $   100    , $   1,000    , $   22,000, $4,000 and
$10,000     will expire on November 30,    2000, 2001, 2002, 2003, and
2004    , respectively, is available to offset future capital gains.
As of November 30, 1996, the bond fund had a capital loss carryforward
aggregating approximate   ly $1,277,092. T    his loss carryforward, which
will expire on November 30,    2003     is available to offset future
capital gains.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as
on a fiscal year basis.    Each fun    d intends to comply with other tax
rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some futures contracts and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
The money market fund is treated as a separate entity from the other funds of Fidelity Court Street Trust II for tax purposes. The bond fund is treated as a separate entity from the other funds of Fidelity Court Street Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those
conducted by its division   ,     Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d    (66),     Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD    (55),     Trustee and Senior Vice President, is
President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
RALPH F. COX    (64),     Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr.
Cox was President and Chief Operat   ing Officer of Union Pacific Resources
Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   64),     Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991),
and the TJX Companies, Inc. (retail    stores),     and previously served
as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES    (68)    , Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products),
Cleveland-Cliffs Inc   .     (mining), Consolidated Rail Corporation,
Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical
   products),     and he previously served as a Director of NACCO
Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   63),     Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995) , and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH    (53),     Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the
Museum of Fine Arts of    Boston.
GERALD C. McDONOUGH    (67),     Trustee and Vice-Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical
distribution services). Mr. McDonough is a Director of        Brush-Wellman
Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building
systems, and metal products, 1992),    CUNO, Inc. (liquid and gas
filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN    (63)    , Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a
member of the University of Alabama President's    Cabinet.
WILLIAM O. McCOY (63), Trustee (1997) or Member of the Advisory Board
(1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate, 1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill). Mr. McCoy currently serves as a Trustee for Fidelity Court Street Trust. Mr. McCoy currently serves as a Member of the Advisory Board for Fidelity Court Street Trust II.
THOMAS R. WILLIAMS    (68)    , Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR.    (57), Vice President, is Vice President of
Fidelity's fixed-income funds (1995) and Senior Vice President of FMR
(1995).
SARAH H. ZENOBLE    (47), Vice President, is Vice President of Fidelity's
money market funds (1996) and Vice President of FMR Texas Inc.
JANICE BRADBURN (   46    ), is Vice President of the money market fund
(1995) and other funds managed by FMR.
ARTHUR S. LORING    (49)    , Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (   49    ), Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
THOMAS D. MAHER (51), Assistant Vice    President, is Assistant Vice
President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (   50    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   50    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (38), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's money market funds and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee or Member of the Advisory Board of each fund for his or her
services as trustee for the fiscal year ended November 30, 199   6.
COMPENSATION TABLE
          Aggregate Compensation




      J. Gary Ralph  Phyllis Richard  Edward C. E.      Donald  Peter S. Gerald C. Edward H. Marvin      William    Thomas
   Burkhead** F. Cox Burke   J.       Johnson   Bradley J. Kirk Lynch**  McDonough Malone*** L. Mann     O. McCoy    R.
                     Davis   Flynn*** 3d**      Jones                                                                Williams

Spartan Florida
   $ 0        $ 134  $ 127   $ 166     $ 0      $ 129   $ 130   $ 0      $ 128     $ 131      $ 131      $ 65        $ 128
Money Market
Fund

Spartan Florida
    0          133     129    170      0         131     132     0        130       130         130       71          130
Municipal
Income Fund



   Trustees                                  Pension or                 Estimated Annual           Total
                                             Retirement                  Benefits Upon              Compensation
                                             Benefits Accrued            Retirement                from the Fund
                                             as Part of Fund             from the                  Complex*
                                             Expenses from the           Fund Complex*
                                             Fund Complex*

   J. Gary Burkhead**                        $ 0                         $ 0                        $ 0

   Ralph F. Cox                               5,200                       52,000                     132,500

   Phyllis Burke Davis                        5,200                       52,000                     129,500

   Richard J. Flynn***                        0                           52,000                     168,000

   Edward C. Johnson 3d**                     0                           0                          0

   E. Bradley Jones                           5,200                       49,400                     129,500

   Donald J. Kirk                             5,200                       52,000                     131,000

   Peter S. Lynch**                           0                           0                          0

   Gerald C. McDonough                        5,200                       52,000                     131,000

   Edward H. Malone***                        5,200                       44,200                     131,000

   Marvin L. Mann                             5,200                       52,000                     129,500

   William O. McCoy                          N/A                         N/A                         85,333

   Thomas R. Williams                         5,200                       52,000                     131,000


   * Information is as of December 31, 1996 for 235 funds in the complex. ** Interested Trustees of the fund are compensated by FMR.
*** Prior to December 31, 1996, Richard J. Flynn and Edward H. Malone served on the Board of Trustees.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
   Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of    November 30, 1996,     the Trustees   , Members of the Advisory
Board     and officers of each fund owned, in the aggregate, less than
   1    % of each fund's total outstanding shares.
MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
FMR is responsible for the payment of all expenses of each fund with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor and interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; each fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of each fund with the following exceptions: fees and expenses of all Trustees of the trust who are not "interested persons" of the trust or FMR (the non-interested Trustees); interest on borrowings; taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated July 16, 1992 and February 20, 1992 for the money market and bond fund, respectively, which were approved by FMR, the then sole shareholder of each fund on August 22, 1992, and March 13, 1992, respectively. The management fee paid to FMR is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.
For the services of FMR under its contract, the money market    fund pays
FMR a monthly management fee at an annual rate of .50% of average net
assets throughout the month, and the bond f    und pay   s     FMR a
monthly management fee at the annual rate of .55% of average net assets
throughout the month. Fees received by FMR    for the last three fiscal
years are shown in the table below    .



                                                        Fiscal Year Ended        Amount of Credits        Management Fees Paid
                                                        November 30              Reducing                 to FMR*
                                                                                 Management Fees

   Spartan Florida Municipal Money Market Fund          1996                     $ 115,316                $ 1,956,849

                                                        1995                     $ 0                      $ 1,916,452

                                                        1994                     $ 0                      $ 1,818,415



   Spartan Florida Municipal Income Fund                1996                     $ 52,507                 $ 2,148,566

                                                        1995                     $ 0                      $ 2,019,366

                                                        1994                     $ 0                      $ 2,214,635


   * After reduction of fees and expenses paid by the fund to the non-interested Trustees.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield. During the fiscal periods reported, FMR voluntarily agreed to reimburse certain funds to the extent that the fund's aggregate operating expenses were in excess of an annual rate of its average net assets. The tables below identify the funds in reimbursement; the levels of and periods for such reimbursement; the amount of management fees incurred under each contract before reimbursement; and the dollar amount reimbursed by FMR, if any, for each period.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND   :
From               To                     Expense Limitation

April 1, 1994      May 31, 1994           .45%

November 1, 1993   March 31, 1994         .40%



                   Management Fee
Fiscal Year        Before Reimbursement   Amount of Reimbursement

   1996               $1,956,849             $0

   1995               $1,916,452             $0

1994               $1,818,415             $159,576

SPARTAN FLORIDA MUNICIPAL INCOME FUND   :
From               To                     Expense Limitation

November 1, 1993   February 28, 1994      .50%



                   Management Fee
Fiscal Year        Before Reimbursement   Amount of Reimbursement

   1996               $ 2,148,566            $ 0

   1995               $ 2,019,366            $ 0

1994                  $ 2,214,635            $ 55,208

To defray shareholder service costs, FMR or its affiliates also collect each fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and the money market fund's $2.00 checkwriting charge. Shareholder transaction fees and charges collected by FMR are indicated in the table below.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND:

Year Ended                      Account                         Checkwriting Charge
November 30   Exchange Fees     Closeout Fees   Wire Fees

   1996           $ 2,569           $ 503           $ 240           $ 1,941

1995              $ 2,450           $ 633           $ 180           $ 1,939

1994              $ 2,585           $ 501           $ 290           $ 1,870


SPARTAN FLORIDA MUNICIPAL INCOME FUND:
Year Ended       Exchange Fees          Account


November 30                             Closeout Fees          Wire Fees

   1996           $ 1,460                $ 1,245                $ 100

1995              $ 1,815                $ 1,445                $ 255

1994              $ 4,335                $ 2,180                $ 345

SUB-ADVISER. On behalf of Spartan Florida Municipal Money Market, FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which
   FMR Texas     has primary responsibility for providing portfolio
investment management services to the fund.
Under the sub-advisory agreement, dated July 16, 1992, which was approved
by FMR, as the then sole shareholder on August 22, 1992, FMR pays    FMR
Texas     fees equal to 50% of the management fee payable to FMR under its
management contract with the fund. The fees paid to    FMR Texas ar    e
not reduced by any voluntary or mandatory expense reimbursements that may
be in effect from time to time. On behalf of the money market fund, f   or
fiscal year ended November 1996, 1995, and 1994, FMR paid FMR Texas fees of $978,425, $958,226, and $909,208, respectively.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of the funds (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of each fund. In addition, each Plan provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of each fund, or to third parties, including banks, that render shareholder support services.
No third party payments were made in fiscal year ended November
1996   .
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plans do not authorize payments by a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Plans were approved by FMR, as the then sole shareholder of the funds,
on August 22, 1992 (money market fund) and March 13, 1992    (bond
fund).
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is each fund's custodian and transfer agent. UMB has entered into sub-contracts with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for each fund. Under
this arrangement, FSC receives    an annual account fee and an asset-based
fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. FSC also collects small account fees from certain accounts with balances of less than $2,500. UMB has additional sub-contracts with FSC, pursuant to which FSC performs the calculations necessary to determine each fund's NAV and dividends and maintains each fund's accounting records. For pricing and bookkeeping services, FSC receives a fee based on each fund's average net assets. UMB is entitled to reimbursement from FMR for fees paid to FSC because FMR must bear these costs pursuant to its management contract with each fund.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUSTS
TRUSTS' ORGANIZATION. Spartan Florida Municipal Money Market Fund is a fund (series) of Fidelity Court Street Trust II (the Delaware trust), an open-end management investment company organized as a Delaware business trust on June 20, 1991. Currently, there are four funds of the Delaware trust: Fidelity Connecticut Municipal Money Market Fund, Fidelity New Jersey Municipal Money Market Fund, Spartan Florida Municipal Money Market Fund, and Spartan Connecticut Municipal Money Market Fund. The Delaware trust's Trust Instrument permits the Trustees to create additional funds. Spartan Florida Municipal Income Fund is a fund (series) of Fidelity Court Street Trust (the Massachusetts trust), an open-end management investment company organized as a Massachusetts business trust on April 21, 1977. On August 1, 1987, the Massachusetts trust's name was changed from Fidelity High Yield Municipals to Fidelity Court Street Trust. Currently, there are four funds of the Massachusetts trust: Spartan Connecticut Municipal Income Fund, Fidelity Municipal Income Fund, Spartan New Jersey Municipal Income Fund, and Spartan Florida Municipal Income Fund. The Massachusetts trust's Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be investment adviser to a trust or any of its funds, the right of the trust or the fund to use the identifying names "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility
that one fund might become liable for an   y     misstatement in its
prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of their respective trusts. Expenses with respect to the trusts are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Boards of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY    -     MASSACHUSETTS TRUST. The
Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
SHAREHOLDER AND TRUSTEE LIABILITY    -     DELAWARE TRUST. The Delaware
trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust and requires that a disclaimer be given in each contract entered into or executed by the Delaware trust or its Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees shall not be personally liable to any person other than the Delaware trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS    -     BOTH TRUSTS. Each fund's capital consists of shares
of beneficial interest. As a shareholder of the    money market fund, you
are entitled to one vote for each share you own. As a shareholder of the bond fund, you receive one vote for each dollar value of net asset value
you own.     The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose on voting on removal of one or more Trustees.
A trust or any fund may be terminated upon the sale of its assets to (or, in the case of the Delaware trust and its funds, merger with) another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment
in the fund or trust    (bond fund) or by a vote of the majority of the
outstanding shares of the trust or the fund (money market fund);
however    , the Trustees of the Delaware trust may, without prior
shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Delaware trust to merge or consolidate into one or more trusts, partnerships, or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Delaware trust registration statement, or cause the Delaware trust to be
incorporated under Delaware law. Each fund of    Court Street Trust II and
Court Street Trust     may also invest all of its assets in another
investment company.
CUSTODIAN.    UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is
custodian of the assets of the funds.     The custodian is responsible for
the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts (bond fund) and 1999 Bryan Street, Dallas, Texas (money market fund) serves as the trusts' independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal
year ended November 30, 199   6, and the report of the auditors thereon
a    re included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. Each fund's
financial statements   ,     financial highlights   , and the report of the
auditors thereon     are incorporated herein by reference.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of
each investment by the time remainin   g to i    ts maturity, adding these
calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
Fidelity Court Street Trust II
PART C.            OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) (i) Financial Statements and Financial Highlights, included in the Annual Report, for Fidelity Connecticut Municipal Money Market Fund for the fiscal year ended November 30, 1996 are incorporated herein by reference into the fund's Statement of Additional Information and were filed on January 17, 1997 for Fidelity Court Street Trust II (File No. 811-6453) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (ii) Financial Statements and Financial Highlights, included in the Annual Report, for Fidelity New Jersey Municipal Money Market Fund (formerly Fidelity New Jersey Tax-Free Money Market Portfolio) for the fiscal year ended November 30, 1996 are incorporated herein by reference into the fund's Statement of Additional Information and were filed on January 17, 1997 for Fidelity Court Street Trust II (File No. 811-6453) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (iii) Financial Statements and Financial Highlights, included in the Annual Report, for Spartan Connecticut Municipal Money Market Fund for the fiscal year ended November 30, 1996 are incorporated herein by reference into the fund's Statement of Additional Information and were filed on January 17, 1997 for Fidelity Court Street Trust II (File No. 811-6453) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (iv) Financial Statements and Financial Highlights, included in the Annual Report, for Spartan Florida Municipal Money Market Fund for the fiscal year ended November 30, 1996 are incorporated herein by reference into the fund's Statement of Additional Information and were filed on January 17, 1997 for Fidelity Court Street Trust II (File No. 811-6453) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
   (b) Exhibits:
 (1) Trust Instrument, dated June 20, 1991 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 12.
 (2) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street II Trust (File No. 33-43757) Post-Effective Amendment No. 10.
 (3) Not applicable.
 (4) Not applicable.
 (5)(a) Management Contract, dated July 16, 1993, between Fidelity Court Street Trust II on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 10.
     (b) Management Contract, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 12.
     (c) Management Contract, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 9.
     (d) Management Contract, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 12.
     (e) Sub-Advisory Agreement, dated July 16, 1993, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund), is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 10.
      (f) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 12.
     (g) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 12.
     (h) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 12.
 (6)(a) General Distribution Agreement, dated July 16, 1992, between Fidelity Court Street Trust II on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market
Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 12.
      (b) General Distribution Agreement, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 12.
      (c) General Distribution Agreement, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 9.
      (d) General Distribution Agreement, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 12.
      (e) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (7)(b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995, is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
 (8)(a) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
 (8)(b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 (9) Not applicable.
 (10) Not applicable.
 (11) Consent of Coopers & Lybrand L.L.P. is filed herein as Exhibit 11.
 (12) Not applicable.
 (13) Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
      (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
      (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
      (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
      (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
      (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
      (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
      (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
      (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (15)(a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund) is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 12.
       (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund) is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 12.
       (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 12.
       (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 15(d) of Post-Effective Amendment No. 12.
 (16) Schedule for computation of performance quotations for Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 12.
 (17) Financial Data Schedules are filed herein as Exhibit 27.
 (18) Not applicable.
Item 25. Persons Controlled by or Under Common Control with Registrant
 The Registrant's Board of Trustees is the same as the Board of Trustees of other funds managed by Fidelity Management & Research Company. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
November 30, 1996
Title of Class: Shares of Beneficial Interest
Number of Record Holders
      Name of Series

Fidelity New Jersey Municipal Money Market Fund    16,606

Fidelity Connecticut Municipal Money Market Fund    9,376

Spartan Connecticut Municipal Money Market Fund     1,257

Spartan Florida Municipal Money Market Fund         2,536

Item 27. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for Service's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Michael S. Gray             Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.




(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the
                       Executive Committee of FMR; President and
                       Chief Executive Officer of FMR Corp.;
                       Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas, FMR,
                       FMR (Far East) Inc., and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert H. Auld         Vice President of FMR Texas.



Leland C. Barron       Vice President of FMR Texas and of funds
                       advised by FMR.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Sarah H. Zenoble       Vice President of FMR Texas and of Money
                       Market funds advised by FMR.



Stephen P. Jonas       Treasurer of FMR Texas, FMR (U.K.) Inc.,
                       FMR (Far East) Inc., and FMR; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.

Item 31. Management Services
  Not applicable.
Item 32. Undertakings
  Not applicable.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 21st day of January 1997.
      FIDELITY COURT STREET TRUST II
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           January 21, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       January 21, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         January 21, 1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         January 21, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         January 21, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         January 21, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         January 21, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         January 21, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         January 21, 1997

Marvin L. Mann



/s/Gerald C. McDonough  **           Trustee                         January 21, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         January 21, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.